Registration No. 2-89905-01

Registration No. 811-21886

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES

ACT OF 1933	/ /

Pre-Effective Amendment No. __	/ /

Post-Effective Amendment No. 39	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	/ /

Amendment No.21	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin                                                             53202

(Address of Depositor’s Principal Executive Offices)                                                                                                   (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Assistant General Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                             Continuous

It is proposed that this filing will become effective (check appropriate space)

          immediately upon filing pursuant to paragraph (b) of Rule 485

    X   on May 1, 2013 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (DATE) pursuant to paragraph (a)(1) of Rule 485

          this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

Prospectus

May 1, 2013

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Commodities Return Strategy Portfolio*
Index 600 Stock Portfolio	Balanced Portfolio
Small Cap Value Portfolio	Asset Allocation Portfolio

Fidelity® Variable Insurance Products	Neuberger Berman Advisers Management Trust
VIP Mid Cap Portfolio	Socially Responsive Portfolio
VIP Contrafund® Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target Portfolio Series
Multi-Style Equity Fund
Aggressive Equity Fund	Moderate Strategy Fund
Global Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

*	Please note that the Separate Account has requested approval from of the Securities and Exchange Commission (the “SEC”) to remove the Commodities Return Strategy Portfolio as an investment option in the Contract. Following our receipt of the SEC’s approval we will set a date to automatically transfer any Invested Assets you have in the Division investing in the Commodities Return Strategy Portfolio to the Division investing in the Commodity Return Strategy Portfolio, a portfolio of Credit Suisse Trust (the “Credit Suisse Commodity Portfolio”). See “The Substitution” for more information. Once this date has been determined, we will provide you with written notice notifying you of the date. You will receive a prospectus or summary prospectus for the Credit Suisse Commodity Portfolio prior to the date of the Substitution. The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval.

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose all the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2013, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of an interest in a variable income plan, after the date on which Annuity Payments begin, in one or more Divisions of the Separate Account.

Certificate—A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract—The agreement between you and us described in this variable annuity prospectus.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company, or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Account before the end of a Guaranteed Period.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax—If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan—The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Withdrawal Amount—The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and Market Value Adjustments applied to withdrawals from a Guaranteed Return Fund.

This prospectus describes two versions of the Group Combination Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a simplified-load version (in which no sales charge is assessed).

Account C Prospectus	1

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Transfers Between Divisions”.) We may also charge for state premium tax deductions (although such a charge is not being assessed at the present).

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Maximum Sales Load	4.5%
Installation Fee	None
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.00%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.00%
Current Mortality and Expense Risk Fees[1]	0.65%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.65%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified-Load Contract (in which a one-time sales charge is assessed)

Transaction Expenses for Contract Owners (as a percentage of purchase payments)
Maximum Sales Load	None
Installation Fee	$750
Transfer Fee	None

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

[1]	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

2	Account C Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2012. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.50%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2012. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$692	$1,193	$1,721	$3,158
Minimum Total Annual Portfolio Operating Expenses	$569	$820	$1,090	$1,861

Simplified-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$310	$934	$1,583	$3,322
Minimum Total Annual Portfolio Operating Expenses	$182	$548	$940	$2,036

Note: The purchase payments for either a front-load Contract or a simplified-load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the simplified-load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a front-load Contract or a simplified-load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Account C Prospectus	3

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East

Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $202 billion as of December 31, 2012. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

4	Account C Prospectus

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.
•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A

Account C Prospectus	5

Portfolio	Investment Objective	Sub-adviser (if applicable)
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Management Company, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Commodities Return Strategy Portfolio***	Total return	Credit Suisse Asset Management, LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.
***	We have requested approval from the SEC to remove the Commodities Return Strategy Portfolio as an investment option in the Contract. Following our receipt of the SEC’s approval, we will set a date to automatically transfer any Invested Assets you have in the Division investing in the Commodities Return Strategy Portfolio to the Division investing in the Commodity Return Strategy Portfolio, a portfolio of Credit Suisse Trust (the “Credit Suisse Commodity Portfolio”). See “The Substitution” for more information. The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval.

6	Account C Prospectus

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust    The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation.
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your

Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other

Account C Prospectus	7

affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Income Plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of a written request at our Home Office, provided it is in good order, or on a future specified date. “Good order” means that the request is complete and accurate and all applicable requirements are satisfied. If such a request is received before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), the request will receive same-day pricing. If we receive such a request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies. After the effective date of a variable Income Plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other Income Plan. An administrative charge may apply.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent

8	Account C Prospectus

(1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state and under your Contract. To find out if a Guaranteed Return Fund Account is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

The Guaranteed Return Fund Accounts

General    During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Interest Rates    Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1 million, interest rates are set daily. For amounts of $1 million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

Interest rate bands for the simplified-load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the front-load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

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Maturity Dates    GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2014, all the deposits will mature on March 31, 2015. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the “Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity    When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Money Market Investment Division.

Market Value Adjustment    A Market Value Adjustment (“MVA”) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

Other Information    Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.”) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the 1940 Act. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this Prospectus regarding the GRF.

The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a

10	Account C Prospectus

variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed Annuity Income Plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Income Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency    You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

Application of Purchase Payments    We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a division by the value of an Accumulation Unit in that division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about Owners and Beneficiaries to government regulators. We value assets as of the close of trading on the NYSE for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account divisions. We will reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, or surrender, until instructions are received from the appropriate regulator. We

Account C Prospectus	11

may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the Income Plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the Income Plan in effect at that time.

Surrender or Withdrawal Value    To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Income Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, the date we receive proof of death at our Home Office, or, if later, the date on which a method of payment is elected, with the unpaid payments discounted at the Assumed Investment Rate if received before the close of trading for the NYSE (typically 4:00 p.m. Eastern time). (See “Description of Income Plans.”) If received on or after the closing of the NYSE, we will determine the Withdrawal Value at the close of the next regular trading session of the NYSE.

Retirement Benefits    You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Income Plans described below. Your request will state the Income Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1⁄2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects an Income Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Income Plans

Generally    We will pay part or all of the benefits under a Contract under either a fixed or variable Income Plan you select, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. The fixed plans are not described in this prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable Income Plan, an Annuitant must select the initial allocation of annuity units among the Divisions and may reallocate annuity units among the Divisions at any time while the variable Income Plan is in effect. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

Description of Income Plans    The following Income Plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.)    An annuity payable monthly for a specified period of 5 to 30 years (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Period Certain.)    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Period Certain.)    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

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An Income Plan must result in payments that meet the minimums we require for annuity Income Plans on the date you elect the plan. From time to time, we may establish Income Plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other Income Plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular Income Plan the Annuitant selects, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the Income Plan involves life contingencies. The first payment will be lower if the Income Plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Income Plan in a Portfolio.

Assumed Investment Rate    The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Income Plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor's registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation

Account C Prospectus	13

related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Deferment of Benefit Payments    We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable Income Plan, or the payment of benefits under a variable Income Plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under an Income Plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” On Group Combination Annuity Contracts, dividends have arisen principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. However, there is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed.

Any dividends allocated to your Contract will be credited on the Contract anniversary and, under the Company’s current approach, will be based on the average variable Contract value, which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account. Under the terms of the Contract, dividends, if any, will be applied as a net purchase payment allocated to the Money Market Division. For the coming year, all NN Series front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000.

The Substitution    Northwestern Mutual and the Separate Account have requested approval of the SEC to remove the Commodities Portfolio as an investment option under your Contract. Following the receipt of the SEC’s approval, we will set a date to automatically transfer any amounts you have in the Division investing in the Commodities Portfolio to the Division investing in the Credit Suisse Commodity Portfolio (the “Substitution”). Allocations to the Commodities Portfolio

through preexisting dollar-cost averaging programs, portfolio rebalancing elections, asset allocation models or other automatic transfers or scheduled or systematic transactions will be replaced with the new portfolio. Once the date of the Substitution has been determined, we will provide you with written notice notifying you of the date. You will receive a prospectus or summary prospectus for the Credit Suisse Commodity Portfolio before the date of the Substitution. The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval. If the SEC does not approve the Substitution, the Company will assess its options and consider other alternatives, including but not limited to (i) pursuing another substitution of a different portfolio with comparable investment objectives or a money market portfolio or (ii) making other changes in response to actions of the Commodities Portfolio, such as closing the Portfolio to new investments or changing its investment objectives and strategies via a proxy vote where required (see “Voting Rights”).

If we receive approval from the SEC, as of the date of the Substitution, the Commodities Portfolio will cease to be available under your Contract. The Substitution will not result in a change in your Contract Value or death benefit, though the number of Units you receive in the new portfolio may be different from the number of Units you held in the Commodities Portfolio. You will not incur any fees or charges as a result of the Substitution, nor will your rights or our obligations under the Contract be altered. We or our affiliates will bear all expenses incurred in connection with the Substitution.

Except as noted below, you may continue to transfer amounts from the Division investing in the Commodities Portfolio to other Divisions until the date of the Substitution. The first transfer made from the Commodities Portfolio between May 1, 2013 and the Substitution will be free of charge and will not count toward your limit on transfers as part of our policies and procedures on short-term and excessive trading (see “Short-term and Excessive Trading”). For those Contract Owners with amounts in the Commodities Portfolio that were substituted to the Credit Suisse Commodity Portfolio on the date of the Substitution, we will not charge a fee for the first transfer out of the Credit Suisse Commodity Portfolio for 30 days after the Substitution and any such transfer will not count toward your limit on transfers as part our policies on short-term and excessive trading. Within five days after the Substitution, we will forward Contract Owners affected by the Substitution a written notice informing them of the details regarding the Substitution.

In addition to closing the Division investing in the Commodities Portfolio in response to the Portfolio’s decision to close the portfolio to new investments irrespective of the Substitution (see “The Funds” section of the prospectus for more information regarding investments by a Division in a particular Portfolio), while it is not our present intention, in conjunction with the Substitution and the liquidation of the

14	Account C Prospectus

assets of the Commodities Portfolio in anticipation of the Substitution and in order to minimize any effect on the Portfolio’s ability to meet the Separate Account’s redemption request or transfer of assets to the Credit Suisse Commodity Portfolio as part of the Substitution transaction, we may also close the Commodities Portfolio and/or the Division investing in the Commodities Portfolio and not accept additional payments. In the case of a Portfolio closure, allocations or transfers to the Commodities Portfolio on or after the date of the close will be deemed not in good order and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request. You will be given sufficient advance notice of any intent to close the Commodities Portfolio.

Free Look    Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required under applicable state law), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event the state in which you live requires us to return the full amount of your purchase payment, we will do so.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable Income Plans. Periodic reports relating to the Portfolios, proxy material and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity Income Plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the SEC or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Amendments and Termination    After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to an Income Plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract's/policy's maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Financial Statements    Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Account C Prospectus	15

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract    We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract    We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge.    The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee.    We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes.    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

5. Expenses for the Portfolios and Funds.    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $51,000 or 100% of compensation or earned income up to

16	Account C Prospectus

$255,000 (dollar amounts as indexed for 2013). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $17,500 in 2013 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to a Roth 401(k) plan and all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2013, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the present value of the cumulative accrued benefits or the aggregate of the account balances are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed by federal tax law on the taxable portion of premature payments of benefits (prior to age 59 1⁄2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan. Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements    As a general rule, the Plan is required to make certain required minimum distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. If a portion or all of the distribution is less than the required minimum distribution, a 50% penalty tax may be imposed under federal tax law on the person who should have received the payment for the shortfall amount.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions no later than December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the employee and an assumed beneficiary who is ten years younger, provided, however, that where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1⁄2 or, if older and the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

If the employee dies before the required beginning date, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

A nonspouse designated beneficiary may directly roll over (i.e., trustee-to-trustee transfer) into an inherited IRA. The nonspouse designated beneficiary must then follow the distribution rules applicable to inherited IRAs.

Spousal Exceptions    If the employee’s spouse, as defined under federal tax law, elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1⁄2 Alternatively, the spouse, as defined under federal tax law, may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

Account C Prospectus	17

If the employee dies after distributions have begun, but before the entire interest is distributed, the remaining portion of the interest must be distributed at least as rapidly as under the method of distribution permitted under IRS regulations as of the date of the employee’s death.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. For example, certain declared federal disaster relief or military service provisions may supplement this information. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts Issued Prior to January 6, 1992

Contracts Issued Beginning May 1, 1984 and Prior to January 6, 1992    For Contracts issued beginning May 1, 1984 and prior to January 6, 1992, there is no surrender charge, but Purchase Payments paid under the Contract are subject to a deduction of 4.0% on the first $25,000 of Purchase Payments, 2.0% on the next $75,000, 1.0% on the next $100,000, 0.4% on the next $100,000, 0.2% on the next $200,000, and 0.1% on amounts in excess of $500,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”) The annual contract fee is based on the contract cash value as follows: 0.5% on the first $100,000 of cash value, 0.4% on the next $100,000, 0.3% on the next $100,000, 0.2% on the next $200,000 and 0.1% on the balance above $500,000. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction and annual contract fee are waived for Contracts issued to plans sponsored by the Company.

Contracts Issued Beginning December 17, 1981 and Prior to May 1, 1984    For Contracts issued beginning December 17, 1981 and prior to May 1, 1984, the surrender charge is currently being waived, but Purchase Payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of Purchase Payments, 2% on the next $75,000, and 1% on amounts in excess of $100,000, based on total cumulative Purchase Payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.50%. The annual Contract fee is the lesser of $30 or 1% of the Contract Value. We currently waive the Contract fee if the Contract Value is $25,000 or more. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner.

Contracts Issued Prior to December 17, 1981    For Contracts issued prior to December 17, 1981 there is no surrender charge, but Purchase Payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. There is no charge assessed at present for mortality and expense risks for these Contracts. There is no annual Contract fee. The Company has the right to amend the Contract with regard to deductions, charges, fees, and rate guarantees effective 30 days after written notice is provided to the Owner. In compliance with section 408(b)(5) of ERISA, the Purchase Payment deduction is waived for Contracts issued to plans sponsored by the Company.

Table of Contents for Statement of Additional Information

Page
GENERAL INFORMATION	B-3
DISTRIBUTION OF THE CONTRACTS	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-4
Illustrations of Variable Annuity Payments	B-4

18	Account C Prospectus

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room E15B

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name

Address

City                                                                                                                                           State                        Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued on or After January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$3.258	$2.904	$2.961	$2.652	$1.946	$3.204	$2.953	$2.713	$2.535	$2.392
Number of Units Outstanding	186	176	169	257	261	241	278	360	420	412
Simplified-Load Version
Accumulation Unit Value	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378	$2.258
Number of Units Outstanding	184	196	237	350	366	624	841	989	1,097	1,681
Focused Appreciation Division(c)
Front-Load Version
Accumulation Unit Value	$2.211	$1.852	$1.985	$1.828	$1.291	$2.167	$1.719	$1.650	$1.419	$1.194
Number of Units Outstanding	61	67	175	135	169	157	86	203	182	167
Simplified-Load Version
Accumulation Unit Value	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405	$1.189
Number of Units Outstanding	72	142	283	288	263	262	279	351	115	28
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$2.586	$2.332	$2.376	$2.118	$1.648	$2.708	$2.498	$2.255	$2.093	$1.948
Number of Units Outstanding	180	175	197	185	182	232	344	397	309	350
Simplified-Load Version
Accumulation Unit Value	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963	$1.838
Number of Units Outstanding	375	360	422	531	556	602	797	797	938	1,558
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$0.882	$0.771	$0.794	$0.699	$0.553	$0.931	—	—	—	—
Number of Units Outstanding	19	4	93	76	71	59	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—	—
Number of Units Outstanding	—	19	19	19	19	—	—	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$4.448	$3.868	$3.819	$3.345	$2.664	$4.252	$4.060	$3.534	$3.396	$3.088
Number of Units Outstanding	185	169	481	587	601	662	778	885	1,053	1,250
Simplified-Load Version
Accumulation Unit Value	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116	$3.765
Number of Units Outstanding	348	431	508	582	794	1,034	1,197	1,508	2,018	2,388
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$0.900	$0.778	$0.772	$0.700	$0.584	$0.936	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—	—
Number of Units Outstanding	—	44	34	72	28	—	—	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$1.396	$1.229	$1.226	$1.076	$0.837	$1.369	$1.471	$1.270	$1.183	$1.019
Number of Units Outstanding	91	96	135	303	320	285	248	364	331	342
Simplified-Load Version
Accumulation Unit Value	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159	$1.005
Number of Units Outstanding	159	178	323	389	379	486	647	640	1,017	757
Equity Income Division(c)
Front-Load Version
Accumulation Unit Value	$1.836	$1.576	$1.601	$1.398	$1.129	$1.771	$1.726	$1.458	$1.408	$1.231
Number of Units Outstanding	12	—	—	38	29	43	9	23	23	83
Simplified-Load Version
Accumulation Unit Value	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394	$1.226
Number of Units Outstanding	62	85	175	200	165	159	117	81	161	34

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

20	Account C Prospectus

Accumulation Unit Values

Contracts Issued on or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$4.338	$3.900	$4.184	$3.400	$2.591	$4.352	$3.629	$3.499	$3.318	$2.924
Number of Units Outstanding	156	161	391	459	475	481	526	600	713	784
Simplified-Load Version
Accumulation Unit Value	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871	$4.319
Number of Units Outstanding	321	335	351	534	623	660	861	936	1,160	1,742
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$2.738	$2.342	$2.404	$1.916	$1.408	$2.223	$2.073	$1.897	$1.699	$1.471
Number of Units Outstanding	36	23	23	53	78	91	135	201	243	270
Simplified-Load Version
Accumulation Unit Value	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642	$1.430
Number of Units Outstanding	187	190	328	400	378	513	467	648	876	945
Mid Cap Value Division(c)
Front-Load Version
Accumulation Unit Value	$1.989	$1.717	$1.739	$1.460	$1.192	$1.848	$1.863	$1.638	$1.563	$1.326
Number of Units Outstanding	57	46	64	100	92	100	66	184	172	161
Simplified-Load Version
Accumulation Unit Value	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548	$1.321
Number of Units Outstanding	70	116	118	94	116	150	180	147	72	11
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.890	$2.657	$2.750	$2.200	$1.688	$3.027	$2.781	$2.624	$2.375	$2.013
Number of Units Outstanding	43	41	55	71	84	95	95	85	130	181
Simplified-Load Version
Accumulation Unit Value	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296	$1.957
Number of Units Outstanding	83	107	151	202	228	314	298	410	546	847
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.147	$0.997	$0.995	$0.795	$0.639	$0.937	—	—	—	—
Number of Units Outstanding	26	8	9	9	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—	—
Number of Units Outstanding	46	4	25	67	23	—	—	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.399	$2.076	$2.118	$1.748	$1.373	$1.923	$1.951	$1.685	$1.582	$1.278
Number of Units Outstanding	6	6	31	76	94	96	98	164	182	155
Simplified-Load Version
Accumulation Unit Value	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550	$1.260
Number of Units Outstanding	102	130	221	230	228	311	352	413	485	428
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.590	$1.357	$1.573	$1.360	$1.111	$2.078	$1.857	$1.539	$1.313	$1.087
Number of Units Outstanding	—	—	74	118	130	145	125	120	119	26
Simplified-Load Version
Accumulation Unit Value	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286	$1.071
Number of Units Outstanding	10	40	114	537	531	676	390	321	144	92
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$0.887	$0.765	$0.860	$0.779	$0.600	$1.050	—	—	—	—
Number of Units Outstanding	34	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—	—
Number of Units Outstanding	48	95	56	64	17	17	—	—	—	—
International Equity Division
Front-Load Version
Accumulation Unit Value	$3.938	$3.262	$3.652	$3.413	$2.581	$4.621	$3.940	$3.029	$2.734	$2.306
Number of Units Outstanding	177	175	212	344	369	438	486	518	504	501
Simplified-Load Version
Accumulation Unit Value	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550	$2.163
Number of Units Outstanding	431	466	501	778	835	1,092	1,024	1,016	1,294	1,712

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account C Prospectus	21

Accumulation Unit Values

Contracts Issued on or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$1.096	$0.928	$1.148	$0.932	$0.552	$1.242	—	—	—	—
Number of Units Outstanding	27	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—	—
Number of Units Outstanding	131	214	330	255	56	32	—	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$1.714	$1.723	$1.731	$1.738	$1.736	$1.700	$1.625	$1.560	$1.525	$1.513
Number of Units Outstanding	349	297	117	473	461	473	395	347	512	790
Simplified-Load Version
Accumulation Unit Value	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885	$2.786	$2.739	$2.734
Number of Units Outstanding	348	398	630	614	1,136	479	1,001	860	1,181	1,742
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.164	$1.148	$1.149	$1.116	$1.047	$1.026	—	—	—	—
Number of Units Outstanding	53	—	36	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—	—
Number of Units Outstanding	—	1,043	1,084	314	—	1	—	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$3.296	$3.161	$2.969	$2.804	$2.580	$2.515	$2.380	$2.309	$2.273	$2.184
Number of Units Outstanding	109	56	164	164	186	299	295	442	524	508
Simplified-Load Version
Accumulation Unit Value	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902	$9.572
Number of Units Outstanding	88	97	120	212	202	188	239	390	453	631
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.723	$1.671	$1.305	$1.187	$1.285	$1.071	—	—	—	—
Number of Units Outstanding	—	—	31	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—	—
Number of Units Outstanding	45	45	45	99	45	1	—	—	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$1.417	$1.329	$1.195	$1.139	$1.042	$1.064	—	—	—	—
Number of Units Outstanding	—	—	35	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—	—
Number of Units Outstanding	186	37	24	58	—	—	—	—	—	—
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$3.638	$3.215	$3.094	$2.718	$1.882	$2.408	$2.368	$2.171	$2.155	$1.924
Number of Units Outstanding	8	8	33	59	71	83	81	95	156	177
Simplified-Load Version
Accumulation Unit Value	$3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022	$1.815
Number of Units Outstanding	87	117	108	158	247	246	285	490	562	629
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.513	$1.325	$1.270	$1.129	$0.931	$1.006	—	—	—	—
Number of Units Outstanding	—	—	—	—	—	22	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—	—
Number of Units Outstanding	174	101	50	128	50	—	—	—	—	—
Commodities Return Strategy Division(a)
Front-Load Version
Accumulation Unit Value	$7.795	$8.035	—	—	—	—	—	—	—	—
Number of Units Outstanding	2	—	—	—	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$7.717	$8.003	—	—	—	—	—	—	—	—
Number of Units Outstanding	—	5	—	—	—	—	—	—	—	—

(a)	The initial investment was made on April 30, 2011.

(b)	The initial investment was made on April 30, 2007.

22	Account C Prospectus

Accumulation Unit Values

Contracts Issued on or After January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Balanced Division
Front-Load Version
Accumulation Unit Value	$3.766	$3.456	$3.406	$3.062	$2.538	$3.306	$3.135	$2.858	$2.776	$2.590
Number of Units Outstanding	229	291	547	670	920	977	1,095	1,788	1,520	1,572
Simplified-Load Version
Accumulation Unit Value	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990	$7.499
Number of Units Outstanding	489	516	540	758	898	1,139	1,423	1,532	1,796	2,313
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$1.550	$1.406	$1.416	$1.261	$0.999	$1.439	$1.324	$1.212	$1.140	$1.043
Number of Units Outstanding	44	44	45	96	76	77	81	57	57	137
Simplified-Load Version
Accumulation Unit Value	$1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117	$1.028
Number of Units Outstanding	835	843	842	862	901	1,215	1,122	925	860	613

Fidelity® Variable Insurance Products

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Front-Load Version
Accumulation Unit Value	$2.792	$2.453	$2.770	$2.168	$1.562	$2.603	$2.271	$2.034	$1.735	$1.401
Number of Units Outstanding	33	33	70	67	77	115	84	58	18	179
Simplified-Load Version
Accumulation Unit Value	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	47	61	146	162	194	275	331	273	175	90
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$1.104	$0.957	$0.991	$0.853	$0.634	$1.113	—	—	—	—
Number of Units Outstanding	—	—	49	—	23	23	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	30	59	326	393	318	259	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Neuberger Berman Advisers Management Trust

	December 31
	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$1.033	$0.937	$0.973	$0.797	$0.610	$1.014
Number of Units Outstanding	—	—	—	—	5	5
Simplified-Load Version
Accumulation Unit Value	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	19	42	138	122	74	—

(b)	The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.114	$0.969	$0.991	$0.856	$0.656	$1.111	$1.013	$0.904	$0.848	$0.778
Number of Units Outstanding	20	648	759	931	861	915	984	1,096	1,055	443
Simplified-Load Version
Accumulation Unit Value	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756
Number of Units Outstanding	105	103	374	377	362	558	1,020	957	856	717

Account C Prospectus	23

Accumulation Unit Values

Contracts Issued on or After January 6, 1992 (continued)

Russell Investment Funds (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$1.746	$1.518	$1.594	$1.285	$0.984	$1.736	$1.690	$1.481	$1.402	$1.230
Number of Units Outstanding	—	61	63	86	71	137	124	137	148	127
Simplified-Load Version
Accumulation Unit Value	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196
Number of Units Outstanding	5	17	143	157	207	417	396	453	565	621
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.398	$1.174	$1.357	$1.225	$0.975	$1.704	$1.558	$1.268	$1.123	$0.955
Number of Units Outstanding	87	319	338	379	332	404	407	768	709	505
Simplified-Load Version
Accumulation Unit Value	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929
Number of Units Outstanding	170	205	373	364	393	420	565	447	566	688
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.050	$1.904	$1.830	$1.675	$1.455	$1.519	$1.426	$1.384	$1.365	$1.313
Number of Units Outstanding	160	500	493	594	643	758	743	691	617	388
Simplified-Load Version
Accumulation Unit Value	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277
Number of Units Outstanding	166	147	199	354	205	266	455	478	417	290
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$3.436	$2.711	$2.936	$2.404	$1.876	$2.983	$3.568	$2.644	$2.356	$1.758
Number of Units Outstanding	43	67	92	130	121	133	164	272	271	282
Simplified-Load Version
Accumulation Unit Value	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710
Number of Units Outstanding	99	115	163	492	461	594	507	609	696	608

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.225	$1.110	$1.116	$0.997	$0.820	$1.031
Number of Units Outstanding	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	289	295	294	312	—	—
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.136	$1.013	$1.044	$0.921	$0.739	$1.023
Number of Units Outstanding	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	323	330	328	343	5	—
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.041	$0.917	$0.969	$0.848	$0.664	$1.017
Number of Units Outstanding	—	—	—	2	27	26
Simplified-Load Version
Accumulation Unit Value	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	332	354	352	377	—	—
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$0.944	$0.822	$0.882	$0.771	$0.593	$1.008
Number of Units Outstanding	—	—	—	—	—	—
Simplified-Load Version
Accumulation Unit Value	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	375	394	392	420	31	—

(b)	The initial investment was made on April 30, 2007.

24	Account C Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or on or After May 1, 1984 and Prior to January 6, 1992

Northwestern Mutual Series Fund, Inc.

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Growth Stock Division
Accumulation Unit Value	$36.785	$32.570	$32.998	$29.366	$21.409	$35.015	$32.066	$29.266	$27.171	$25.472
Number of Units Outstanding	6	7	7	8	235	827	821	794	804	808
Focused Appreciation Division(c)
Accumulation Unit Value	$23.544	$19.597	$20.870	$19.089	$13.398	$22.333	$17.608	$16.788	$14.349	$11.990
Number of Units Outstanding	10	9	8	7	5	2	2	—	—	—
Large Cap Core Stock Division
Accumulation Unit Value	$29.198	$26.157	$26.477	$23.450	$18.131	$29.597	$27.124	$24.327	$22.430	$20.738
Number of Units Outstanding	1	2	2	7	248	868	806	749	690	637
Large Cap Blend Division(b)
Accumulation Unit Value	$9.155	$7.947	$8.134	$7.117	$5.586	$9.348	—	—	—	—
Number of Units Outstanding	2	—	—	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$69.136	$59.726	$58.584	$50.989	$40.341	$63.973	$60.679	$52.480	$50.112	$45.269
Number of Units Outstanding	23	24	25	31	715	1,365	1,454	1,571	1,652	1,689
Large Company Value Division(b)
Accumulation Unit Value	$9.343	$8.022	$7.904	$7.124	$5.902	$9.403	—	—	—	—
Number of Units Outstanding	1	—	—	—	—	—	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$15.038	$13.151	$13.033	$11.371	$8.779	$14.273	$15.238	$13.072	$12.099	$10.354
Number of Units Outstanding	2	2	2	2	4	12	5	8	9	12
Equity Income Division(c)
Accumulation Unit Value	$19.551	$16.677	$16.832	$14.595	$11.715	$18.250	$17.675	$14.834	$14.238	$12.364
Number of Units Outstanding	2	8	8	8	9	8	1	2	2	—
Mid Cap Growth Stock Division
Accumulation Unit Value	$75.403	$67.344	$71.779	$57.953	$43.872	$73.220	$60.664	$58.106	$54.747	$47.933
Number of Units Outstanding	16	16	17	19	527	1,106	1,150	1,271	1,380	1,444
Index 400 Stock Division
Accumulation Unit Value	$29.923	$25.435	$25.935	$20.536	$14.989	$23.522	$21.794	$19.805	$17.625	$15.159
Number of Units Outstanding	4	4	4	1	685	1,641	1,580	1,583	1,467	1,229
Mid Cap Value Division(c)
Accumulation Unit Value	$21.180	$18.169	$18.280	$15.242	$12.368	$19.048	$19.079	$16.664	$15.801	$13.316
Number of Units Outstanding	3	4	3	3	3	4	—	1	—	—
Small Cap Growth Stock Division
Accumulation Unit Value	$31.583	$28.848	$29.672	$23.577	$17.974	$32.022	$29.233	$27.402	$24.646	$20.746
Number of Units Outstanding	2	3	3	6	454	1,171	1,235	1,258	1,176	1,080
Index 600 Stock Division(b)
Accumulation Unit Value	$11.904	$10.280	$10.188	$8.092	$6.465	$9.411	—	—	—	—
Number of Units Outstanding	1	—	—	—	—	—	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$25.840	$22.213	$22.520	$18.467	$14.406	$20.046	$20.213	$17.343	$16.176	$12.985
Number of Units Outstanding	5	6	6	4	6	9	10	18	14	7
International Growth Division
Accumulation Unit Value	$17.131	$14.519	$16.721	$14.362	$11.661	$21.668	$19.240	$15.839	$13.422	$11.039
Number of Units Outstanding	5	10	10	11	12	9	9	6	8	2
Research International Core Division(b)
Accumulation Unit Value	$9.206	$7.884	$8.807	$7.931	$6.062	$10.549	—	—	—	—
Number of Units Outstanding	3	1	—	—	—	—	—	—	—	—
International Equity Division
Accumulation Unit Value	$4.475	$3.682	$4.096	$3.804	$2.858	$5.083	$4.306	$3.289	$2.950	$2.472
Number of Units Outstanding	71	120	119	109	8,133	23,350	21,029	19,517	18,696	17,398
Emerging Markets Equity Division(b)
Accumulation Unit Value	$11.370	$9.568	$11.763	$9.480	$5.585	$12.473	—	—	—	—
Number of Units Outstanding	5	4	3	3	7	3	—	—	—	—
Money Market Division
Accumulation Unit Value	$41.498	$41.438	$41.380	$41.259	$40.948	$39.848	$37.848	$36.095	$35.049	$34.554
Number of Units Outstanding	—	—	—	3	3	1	2	3	2	6
Short-Term Bond Division(b)
Accumulation Unit Value	$12.076	$11.832	$11.767	$11.354	$10.589	$10.310	—	—	—	—
Number of Units Outstanding	2	—	—	—	—	—	—	—	—	—
Select Bond Division
Accumulation Unit Value	$204.702	$195.022	$181.992	$170.745	$156.117	$151.194	$142.110	$136.985	$134.012	$127.940
Number of Units Outstanding	3	4	4	2	40	73	77	82	81	88

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account C Prospectus	25

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or on or After May 1, 1984 and Prior to January 6, 1992 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$17.875	$17.229	$13.364	$12.081	$12.988	$10.755	—	—	—	—
Number of Units Outstanding	4	3	3	3	3	—	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$14.702	$13.695	$12.236	$11.587	$10.535	$10.683	—	—	—	—
Number of Units Outstanding	4	8	9	8	17	—	—	—	—	—
High Yield Bond Division
Accumulation Unit Value	$41.068	$36.060	$34.476	$30.095	$20.699	$26.317	$25.706	$23.418	$23.097	$20.483
Number of Units Outstanding	2	2	3	2	86	217	213	235	225	230
Multi-Sector Bond Division(b)
Accumulation Unit Value	$15.698	$13.657	$13.009	$11.493	$9.415	$10.109	—	—	—	—
Number of Units Outstanding	2	6	6	6	9	—	—	—	—	—
Commodities Return Strategy Division(a)
Accumulation Unit Value	$7.880	$8.070	—	—	—	—	—	—	—	—
Number of Units Outstanding	3	—	—	—	—	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$153.678	$140.097	$137.200	$122.549	$100.918	$130.597	$123.032	$111.422	$107.556	$99.687
Number of Units Outstanding	38	41	42	47	183	398	426	483	534	557
Asset Allocation Division
Accumulation Unit Value	$16.700	$15.043	$15.054	$13.322	$10.482	$15.001	$13.712	$12.475	$11.660	$10.598
Number of Units Outstanding	—	—	—	—	—	—	2	43	43	29

(a)	The initial investment was made on April 30, 2011.

(b)	The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Accumulation Unit Value	$29.734	$25.954	$29.113	$22.644	$16.203	$26.829	$23.261	$20.694	$17.535	$14.067
Number of Units Outstanding	2	4	5	5	7	8	7	6	4	—
VIP Contrafund® Division(b)
Accumulation Unit Value	$11.459	$9.866	$10.149	$8.680	$6.407	$11.180	—	—	—	—
Number of Units Outstanding	6	15	13	14	18	3	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Neuberger Berman Advisers Management Trust

	December 31
	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$10.715	$9.655	$9.962	$8.109	$6.170	$10.188
Number of Units Outstanding	1	1	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Multi-Style Equity Division
Accumulation Unit Value	$12.172	$10.521	$10.687	$9.176	$6.983	$11.749	$10.647	$9.443	$8.803	$8.017
Number of Units Outstanding	—	—	—	—	—	9	23	23	24	25
Aggressive Equity Division
Accumulation Unit Value	$19.089	$16.479	$17.202	$13.775	$10.484	$18.366	$17.759	$15.471	$14.545	$12.678
Number of Units Outstanding	—	—	—	—	—	—	—	—	1	1
Non-U.S. Division
Accumulation Unit Value	$15.277	$12.751	$14.636	$13.136	$10.385	$18.033	$16.376	$13.245	$11.650	$9.848
Number of Units Outstanding	2	1	1	1	3	5	6	1	2	3

26	Account C Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 or on or After May 1, 1984 and Prior to January 6, 1992 (continued)

Russell Investment Funds (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Core Bond Division
Accumulation Unit Value	$22.403	$20.671	$19.747	$17.948	$15.498	$16.071	$14.986	$14.448	$14.163	$13.532
Number of Units Outstanding	2	7	8	8	7	1	—	—	—	1
Global Real Estate Securities Division
Accumulation Unit Value	$37.551	$29.439	$31.671	$25.766	$19.982	$31.560	$37.507	$27.612	$24.444	$18.124
Number of Units Outstanding	5	6	6	5	476	983	1,459	1,208	1,080	743

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$12.706	$11.440	$11.426	$10.145	$8.286	$10.353
Number of Units Outstanding	—	—	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$11.790	$10.438	$10.694	$9.376	$7.471	$10.273
Number of Units Outstanding	—	—	—	—	—	—
Growth Strategy Division(b)
Accumulation Unit Value	$10.803	$9.458	$9.928	$8.628	$6.710	$10.213
Number of Units Outstanding	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$9.799	$8.471	$9.033	$7.849	$5.999	$10.125
Number of Units Outstanding	—	—	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account C Prospectus	27

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W07SW, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.northwesternmutual.com.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DISTRIBUTION OF THE CONTRACTS

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2012	$31,439
2011	$35,461
2010	$41,766

NMIS also provides certain services related to the administration of a certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table with a Projection Scale G.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1)	Value of Annuitant’s retirement benefit allocated to Balanced	$50,000
(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00
(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$250.00
(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of payment plan.	$1.500000
(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	$166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP that have been included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2012

NML Variable Annuity Account C

Financial Statements

The Accompanying Notes are an Integral Part of the Financial Statements. F-1

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,409	$1,278	$1,515	$183	$4,972
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	1,409	1,278	1,515	183	4,972

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$1,409	$1,278	$1,515	$183	$4,972

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$223	$244	$16	$15	$1,624
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	606	134	465	17	821
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	537	151	866	-	1,791
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	43	749	168	151	736
Accumulation Units (5)	-	-	-	-	-
Annuity Reserves

Total Net Assets	$1,409	$1,278	$1,515	$183	$4,972

(1) Investments, at cost	$1,193	$1,084	$1,364	$169	$4,042
Mutual Fund Shares Held	600	611	1,133	222	1,751
(2) Accumulation Unit Value	$36.785012	$23.543734	$29.198468	$9.155103	$69.136117
Units Outstanding	6	10	1	2	23
(3) Accumulation Unit Value	$3.258133	$2.210920	$2.586150	$0.882303	$4.448215
Units Outstanding	186	61	180	19	185
(4) Accumulation Unit Value	$2.913433	$2.086517	$2.312529	$0.852786	$5.138895
Units Outstanding	184	72	375	-	348
(5) Accumulation Unit Value	$1.046126	$2.275895	$1.044453	$0.897418	$1.180763
Units Outstanding	41	329	161	168	624

The Accompanying Notes are an Integral Part of the Financial Statements. F-2

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$214	$834	$1,424	$3,944	$918
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	3

Total Assets	214	834	1,424	3,944	921

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$214	$834	$1,424	$3,944	$921

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$13	$25	$33	$1,171	$113
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	127	22	678	99
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	208	107	1,947	472
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	201	474	1,262	148	237
Accumulation Units (5)	-	-	-	-	-
Annuity Reserves

Total Net Assets	$214	$834	$1,424	$3,944	$921

(1) Investments, at cost	$179	$687	$1,221	$3,073	$806
Mutual Fund Shares Held	256	854	1,059	1,209	615
(2) Accumulation Unit Value	$9.343226	$15.037814	$19.550985	$75.402575	$29.923387
Units Outstanding	1	2	2	16	4
(3) Accumulation Unit Value	$0.900429	$1.396179	$1.836021	$4.338456	$2.737770
Units Outstanding	-	91	12	156	36
(4) Accumulation Unit Value	$0.870270	$1.303845	$1.732638	$6.070876	$2.522447
Units Outstanding	-	159	62	321	187
(5) Accumulation Unit Value	$0.915883	$1.444779	$1.889919	$1.091338	$2.312315
Units Outstanding	219	328	668	136	103

The Accompanying Notes are an Integral Part of the Financial Statements. F-3

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$672	$636	$209	$966	$606
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	-	1	-

Total Assets	672	637	209	967	606

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$672	$637	$209	$967	$606

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$57	$63	$13	$122	$83
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	113	124	30	15	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	132	222	51	228	15
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	370	228	115	602	508
Accumulation Units (5)	-	-	-	-	-
Annuity Reserves

Total Net Assets	$672	$637	$209	$967	$606

(1) Investments, at cost	$564	$484	$193	$776	$541
Mutual Fund Shares Held	515	337	208	510	502
(2) Accumulation Unit Value	$21.179677	$31.582975	$11.903891	$25.839588	$17.130842
Units Outstanding	3	2	1	5	5
(3) Accumulation Unit Value	$1.988906	$2.889598	$1.147218	$2.399094	$1.590464
Units Outstanding	57	43	26	6	-
(4) Accumulation Unit Value	$1.876997	$2.662270	$1.108809	$2.240441	$1.485329
Units Outstanding	70	83	46	102	10
(5) Accumulation Unit Value	$2.047361	$1.342607	$1.166903	$2.482527	$1.645820
Units Outstanding	181	170	99	242	309

The Accompanying Notes are an Integral Part of the Financial Statements. F-4

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$572	$4,324	$959	$2,483	$646
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	-

Total Assets	572	4,327	959	2,483	646

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$572	$4,327	$959	$2,483	$646

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$25	$316	$53	$7	$22
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	30	696	29	598	62
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	41	1,508	139	1,020	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	476	1,807	738	858	562
Accumulation Units (5)	-	-	-	-	-
Annuity Reserves

Total Net Assets	$572	$4,327	$959	$2,483	$646

(1) Investments, at cost	$536	$3,865	$903	$2,483	$650
Mutual Fund Shars Held	688	2,411	907	2,483	629
(2) Accumulation Unit Value	$9.205651	$4.474566	$11.369632	$41.497953	$12.076410
Units Outstanding	3	71	5	-	2
(3) Accumulation Unit Value	$0.887152	$3.937553	$1.095732	$1.713933	$1.163807
Units Outstanding	34	177	27	349	53
(4) Accumulation Unit Value	$0.857448	$3.499875	$1.059049	$2.934503	$1.124968
Units Outstanding	48	431	131	348	-
(5) Accumulation Unit Value	$0.902416	$1.691434	$1.114526	$1.269494	$1.183872
Units Outstanding	527	1,069	662	676	475

The Accompanying Notes are an Integral Part of the Financial Statements. F-5

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$4,628	$402	$1,017	$1,161	$1,323
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	-	-	-	-

Total Assets	4,637	402	1,017	1,161	1,323

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$4,637	$402	$1,017	$1,161	$1,323

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$632	$65	$65	$68	$29
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	358	-	-	29	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	1,207	75	254	283	255
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	2,440	262	698	781	1,039
Accumulation Units (5)	-	-	-	-	-
Annuity Reserves

Total Net Assets	$4,637	$402	$1,017	$1,161	$1,323

(1) Investments,at cost	$4,597	$407	$962	$1,091	$1,224
Mutual Fund Shares Held	3,548	376	834	1,547	1,155
(2) AccumulationUnit Value	$204.702189	$17.875038	$14.701699	$41.068270	$15.698283
Units Outstanding	3	4	4	2	2
(3) AccumulationUnit Value	$3.296371	$1.722753	$1.416894	$3.637733	$1.512934
Units Outstanding	109	-	-	8	-
(4) AccumulationUnit Value	$13.686525	$1.665149	$1.369504	$3.252907	$1.462316
Units Outstanding	88	45	186	87	174
(5) AccumulationUnit Value	$2.138973	$1.752298	$1.441191	$2.438069	$1.538856
Units Outstanding	1,141	150	484	320	675

The Accompanying Notes are an Integral Part of the Financial Statements. F-6

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$295	$13,232	$1,793	$-	$-
Fidelity Variable Insurance Products	-	-	-	1,273	1,117
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	295	13,232	1,793	1,273	1,117

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$295	$13,232	$1,793	$1,273	$1,117

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$24	$5,853	$-	$50	$64
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	19	863	69	92	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	5,052	1,210	125	32
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	252	1,425	514	1,006	1,021
Accumulation Units (5)	-	39	-	-	-
Annuity Reserves

Total Net Assets	$295	$13,232	$1,793	$1,273	$1,117

(1) Investments, at cost	$310	$11,458	$1,747	$1,177	$940
Mutual Fund Shares Held	375	8,780	1,584	42	43
(2) Accumulation Unit Value	$7.880392	$153.677764	$16.700324	$29.733518	$11.458810
Units Outstanding	3	38	-	2	6
(3) Accumulation Unit Value	$7.794990	$3.766005	$1.550498	$2.792209	$1.104320
Units Outstanding	2	229	44	33	-
(4) Accumulation Unit Value	$7.717102	$10.330577	$1.448020	$2.635062	$1.067369
Units Outstanding	-	489	835	47	30
(5) Accumulation Unit Value	$7.834206	$1.531157	$1.604510	$2.874224	$1.123286
Units Outstanding	32	931	321	350	909

The Accompanying Notes are an Integral Part of the Financial Statements. F-7

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	$273	-	-	-	-
Russell Investment Funds	-	$326	58	$575	$1,557
Due from Northwestern Mutual Life Insurance Company	-	6	-	3	9

Total Assets	273	332	58	578	1,566

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$273	$332	$58	$578	$1,566

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$9	$1	$7	$25	$36
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	22	-	121	328
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	19	108	8	219	314
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	245	201	43	213	888
Accumulation Units (5)	-	-	-	-	-
Annuity Reserves

Total Net Assets	$273	$332	$58	$578	$1,566

(1) Investments, at cost	$260	$267	$56	$494	$1,535
Mutual Fund Shares Held	17	21	4	56	144
(2) Accumulation Unit Value	$10.715212	$12.171877	$19.088862	$15.277391	$22.402721
Units Outstanding	1	-	-	2	2
(3) Accumulation Unit Value	$1.032680	$1.113630	$1.746474	$1.397731	$2.049730
Units Outstanding	-	20	-	87	160
(4) Accumulation Unit Value	$0.998110	$1.026015	$1.609096	$1.287831	$1.888622
Units Outstanding	19	105	5	170	166
(5) Accumulation Unit Value	$1.050381	$1.132202	$1.592979	$1.223636	$2.085924
Units Outstanding	233	177	27	174	426

The Accompanying Notes are an Integral Part of the Financial Statements. F-8

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	$1,667	$622	976	779	$467
Due from Northwestern Mutual Life Insurance Company	2	-	-	-	-

Total Assets	1,669	622	976	779	467

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$1,669	$622	$976	$779	$467

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$197	$-	$-	$-	$-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	148	-	-	-	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	312	342	355	334	342
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition	1,012	280	621	445	125
Accumulation Units (5)	-	-	-	-	-
Annuity Reserves

Total Net Assets	$1,669	$622	$976	$779	$467

(1) Investments, at cost	$1,417	$568	$827	$660	$385
Mutual Fund Shares Held	109	62	102	87	57
(2) Accumulation Unit Value	$37.550773	$12.706153	$11.789785	$10.802768	$9.799317
Units Outstanding	5	-	-	-	-
(3) Accumulation Unit Value	$3.435610	$1.224544	$1.136236	$1.041073	$0.944386
Units Outstanding	43	-	-	-	-
(4) Accumulation Unit Value	$3.165381	$1.183568	$1.098181	$1.006249	$0.912766
Units Outstanding	99	289	323	332	375
(5) Accumulation Unit Value	$3.464090	$1.245535	$1.155731	$1.058967	$0.960618
Units Outstanding	292	225	537	420	130

The Accompanying Notes are an Integral Part of the Financial Statements. F-9

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$9	$4	$19	$2	$89
Expenses:
Mortality and expense risk charges	11	6	14	1	31

Net investment income (loss)	(2)	(2)	5	1	58

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	43	52	18	20	(5)
Realized gain distributions	-	-	-	7	91

Realized gains (losses)	43	52	18	27	86

Change in unrealized appreciation/ depreciation of investments during the period	118	150	124	(6)	551

Net increase (decrease) in net assets resulting from operations	$159	$200	$147	$22	$695

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$4	$18	$22	$5	$8
Expenses:
Mortality and expense risk charges	1	5	5	29	7

Net investment income (loss)	3	13	17	(24)	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5	(19)	61	19	10
Realized gain distributions	-	-	-	-	38

Realized gains (losses)	5	(19)	61	19	48

Change in unrealized appreciation/ depreciation of investments during the period	23	109	125	418	80

Net increase (decrease) in net assets resulting from operations	$31	$103	$203	$413	$129

The Accompanying Notes are an Integral Part of the Financial Statements. F-10

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$9	$-	$5	$4	$8
Expenses:
Mortality and expense risk charges	4	5	1	5	2

Net investment income (loss)	5	(5)	4	(1)	6

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	25	32	4	53	(16)
Realized gain distributions	-	-	4	11	-

Realized gains (losses)	25	32	8	64	(16)

Change in unrealized appreciation/ depreciation of investments during the period	59	32	7	71	98

Net increase (decrease) in net assets resulting from operations	$89	$59	$19	$134	$88

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$7	$109	$1	$4	$8
Expenses:
Mortality and expense risk charges	2	27	4	19	4

Net investment income (loss)	5	82	(3)	(15)	4

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	(115)	26	-	(28)
Realized gain distributions	-	-	-	-	-

Realized gains (losses)	1	(115)	26	-	(28)

Change in unrealized appreciation/ depreciation of investments during the period	65	799	111	-	35

Net increase (decrease) in net assets resulting from operations	$71	$766	$134	$(15)	$11

The Accompanying Notes are an Integral Part of the Financial Statements. F-11

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$135	$7	$22	$62	$6
Expenses:
Mortality and expense risk charges	27	2	4	6	6

Net investment income (loss)	108	5	18	56	-

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	45	3	24	28	26
Realized gain distributions	109	29	9	-	5

Realized gains (losses)	154	32	33	28	31

Change in unrealized appreciation/ depreciation of investments during the period	(69)	(23)	6	36	132

Net increase (decrease) in net assets resulting from operations	$193	$14	$57	$120	$163

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Income:
Dividend income	$-	$156	$4	$5	$12
Expenses:
Mortality and expense risk charges	1	75	17	5	4

Net investment income (loss)	(1)	81	(13)	-	8

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(7)	62	(9)	32	82
Realized gain distributions	-	-	-	101	-

Realized gains (losses)	(7)	62	(9)	133	82

Change in unrealized appreciation/ depreciation of investments during the period	3	1,005	186	24	62

Net increase (decrease) in net assets resulting from operations	$(5)	$1,148	$164	$157	$152

The Accompanying Notes are an Integral Part of the Financial Statements. F-12

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division

Income:
Dividend income	$1	$8	$1	$12	$47
Expenses:
Mortality and expense risk charges	1	4	1	5	12

Net investment income (loss)	-	4	-	7	35

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	75	20	(46)	92
Realized gain distributions	-	-	-	-	44

Realized gains (losses)	7	75	20	(46)	136

Change in unrealized appreciation/ depreciation of investments during the period	14	1	(4)	141	(18)

Net increase (decrease) in net assets resulting from operations	$21	$80	$16	$102	$153

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Income:
Dividend income	$77	$16	$25	$15	$8
Expenses:
Mortality and expense risk charges	8	5	7	6	5

Net investment income (loss)	69	11	18	9	3

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	96	6	21	10	13
Realized gain distributions	-	2	-	-	-

Realized gains (losses)	96	8	21	10	13

Change in unrealized appreciation/ depreciation of investments during the period	195	23	83	71	44

Net increase (decrease) in net assets resulting from operations	$360	$42	$122	$90	$60

The Accompanying Notes are an Integral Part of the Financial Statements. F-13

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(2)	$-	$(2)	$(6)
Net realized gains (losses)	43	(3)	52	(14)
Net change in unrealized appreciation/depreciation	118	(22)	150	(52)

Net increase (decrease) in net assets resulting from operations	159	(25)	200	(72)

Contract Transactions:
Contract owners’ net payments	50	58	215	140
Annuity payments	-	(2)	-	-
Surrenders and other (net)	(148)	(108)	(186)	(272)
Transfers from other divisions or sponsor	170	56	1,459	969
Transfers to other divisions or sponsor	(115)	(138)	(1,393)	(1,220)

Net increase (decrease) in net assets resulting from contract transactions	(43)	(134)	95	(383)

Net increase (decrease) in net assets	116	(159)	295	(455)

Net Assets:
Beginning of period	1,293	1,452	983	1,438

End of period	$1,409	$1,293	$1,278	$983

Units issued during the period	117	214	738	619
Units redeemed during the period	(117)	(267)	(708)	(833)

Net units issued (redeemed) during the period	-	(53)	30	(214)

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$5	$3	$1	$-
Net realized gains (losses)	18	(4)	27	(11)
Net change in unrealized appreciation/depreciation	124	(32)	(6)	6

Net increase (decrease) in net assets resulting from operations	147	(33)	22	(5)

Contract Transactions:
Contract owners’ net payments	73	98	26	10
Annuity payments	-	-	-	-
Surrenders and other (net)	(99)	(270)	(18)	(72)
Transfers from other divisions or sponsor	759	938	279	561
Transfers to other divisions or sponsor	(730)	(888)	(307)	(553)

Net increase (decrease) in net assets resulting from contract transactions	3	(122)	(20)	(54)

Net increase (decrease) in net assets	150	(155)	2	(59)

Net Assets:
Beginning of period	1,365	1,520	181	240

End of period	$1,515	$1,365	$183	$181

Units issued during the period	500	682	348	735
Units redeemed during the period	(483)	(699)	(389)	(804)

Net units issued (redeemed) during the period	17	(17)	(41)	(69)

The Accompanying Notes are an Integral Part of the Financial Statements. F-14

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$58	$61	$3	$2
Net realized gains (losses)	86	(240)	5	2
Net change in unrealized appreciation/depreciation	551	208	23	(2)

Net increase (decrease) in net assets resulting from operations	695	29	31	2

Contract Transactions:
Contract owners’ net payments	255	261	17	32
Annuity payments	-	(3)	-	-
Surrenders and other (net)	(554)	(1,655)	(37)	(19)
Transfers from other divisions or sponsor	2,541	2,003	569	545
Transfers to other divisions or sponsor	(2,513)	(2,127)	(561)	(550)

Net increase (decrease) in net assets resulting from contract transactions	(271)	(1,521)	(12)	8

Net increase (decrease) in net assets	424	(1,492)	19	10

Net Assets:
Beginning of period	4,548	6,040	195	185

End of period	$4,972	$4,548	$214	$195

Units issued during the period	1,801	1,436	667	732
Units redeemed during the period	(1,731)	(1,778)	(695)	(722)

Net units issued (redeemed) during the period	70	(342)	(28)	10

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$13	$13	$17	$10
Net realized gains (losses)	(19)	(90)	61	(8)
Net change in unrealized appreciation/depreciation	109	77	125	(4)

Net increase (decrease) in net assets resulting from operations	103	-	203	(2)

Contract Transactions:
Contract owners’ net payments	54	76	249	245
Annuity payments	-	-	-	-
Surrenders and other (net)	(81)	(156)	(232)	(86)
Transfers from other divisions or sponsor	993	903	1,863	1,568
Transfers to other divisions or sponsor	(1,027)	(1,052)	(1,775)	(1,567)

Net increase (decrease) in net assets resulting from contract transactions	(61)	(229)	105	160

Net increase (decrease) in net assets	42	(229)	308	158

Net Assets:
Beginning of period	792	1,021	1,116	958

End of period	$834	$792	$1,424	$1,116

Units issued during the period	745	841	1,006	996
Units redeemed during the period	(788)	(1,037)	(889)	(891)

Net units issued (redeemed) during the period	(43)	(196)	117	105

The Accompanying Notes are an Integral Part of the Financial Statements. F-15

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(24)	$(24)	$1	$(1)
Net realized gains (losses)	19	-	48	32
Net change in unrealized appreciation/depreciation	418	(321)	80	(46)

Net increase (decrease) in net assets resulting from operations	413	(345)	129	(15)

Contract Transactions:
Contract owners’ net payments	122	98	58	88
Annuity payments	-	(1)	-	(2)
Surrenders and other (net)	(191)	(1,023)	(89)	(340)
Transfers from other divisions or sponsor	419	409	448	343
Transfers to other divisions or sponsor	(509)	(505)	(358)	(397)

Net increase (decrease) in net assets resulting from contract transactions	(159)	(1,022)	59	(308)

Net increase (decrease) in net assets	254	(1,367)	188	(323)

Net Assets:
Beginning of period	3,690	5,057	733	1,056

End of period	$3,944	$3,690	$921	$733

Units issued during the period	320	334	223	281
Units redeemed during the period	(325)	(575)	(194)	(400)

Net units issued (redeemed) during the period	(5)	(241)	29	(119)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$5	$6	$(5)	$(3)
Net realized gains (losses)	25	(18)	32	5
Net change in unrealized appreciation/depreciation	59	4	32	(22)

Net increase (decrease) in net assets resulting from operations	89	(8)	59	(20)

Contract Transactions:
Contract owners’ net payments	129	57	31	42
Annuity payments	-	-	-	-
Surrenders and other (net)	(138)	(85)	(77)	(90)
Transfers from other divisions or sponsor	917	790	698	782
Transfers to other divisions or sponsor	(841)	(785)	(735)	(894)

Net increase (decrease) in net assets resulting from contract transactions	67	(23)	(83)	(160)

Net increase (decrease) in net assets	156	(31)	(24)	(180)

Net Assets:
Beginning of period	516	547	661	841

End of period	$672	$516	$637	$661

Units issued during the period	505	433	386	437
Units redeemed during the period	(463)	(451)	(410)	(494)

Net units issued (redeemed) during the period	42	(18)	(24)	(57)

The Accompanying Notes are an Integral Part of the Financial Statements. F-16

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Index 600 Stock Division		Small Cap Value Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$4	$1	$(1)	$(1)
Net realized gains (losses)	8	11	64	4
Net change in unrealized appreciation/depreciation	7	(9)	71	(16)

Net increase (decrease) in net assets resulting from operations	19	3	134	(13)

Contract Transactions:
Contract owners’ net payments	27	12	117	103
Annuity payments	-	-	-	-
Surrenders and other (net)	(20)	(27)	(143)	(223)
Transfers from other divisions or sponsor	265	180	1,182	1,022
Transfers to other divisions or sponsor	(174)	(162)	(1,204)	(1,080)

Net increase (decrease) in net assets resulting from contract transactions	98	3	(48)	(178)

Net increase (decrease) in net assets	117	6	86	(191)

Net Assets:
Beginning of period	92	86	881	1,072

End of period	$209	$92	$967	$881

Units issued during the period	257	189	538	543
Units redeemed during the period	(176)	(185)	(552)	(626)

Net units issued (redeemed) during the period	81	4	(14)	(83)

	International Growth Division		Research International Core Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$6	$4	$5	$3
Net realized gains (losses)	(16)	23	1	13
Net change in unrealized appreciation/depreciation	98	(113)	65	(50)

Net increase (decrease) in net assets resulting from operations	88	(86)	71	(34)

Contract Transactions:
Contract owners’ net payments	117	62	145	98
Annuity payments	-	-	-	-
Surrenders and other (net)	(116)	(181)	(72)	(22)
Transfers from other divisions or sponsor	990	1,006	769	373
Transfers to other divisions or sponsor	(971)	(1,046)	(616)	(277)

Net increase (decrease) in net assets resulting from contract transactions	20	(159)	226	172

Net increase (decrease) in net assets	108	(245)	297	138

Net Assets:
Beginning of period	498	743	275	137

End of period	$606	$498	$572	$275

Units issued during the period	599	603	1,084	845
Units redeemed during the period	(537)	(713)	(823)	(653)

Net units issued (redeemed) during the period	62	(110)	261	192

The Accompanying Notes are an Integral Part of the Financial Statements. F-17

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	International Equity Division		Emerging Markets Equity Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$82	$58	$(3)	$2
Net realized gains (losses)	(115)	(314)	26	81
Net change in unrealized appreciation/depreciation	799	(192)	111	(223)

Net increase (decrease) in net assets resulting from operations	766	(448)	134	(140)

Contract Transactions:
Contract owners’ net payments	316	368	187	166
Annuity payments	-	(1)	-	-
Surrenders and other (net)	(384)	(477)	(155)	(71)
Transfers from other divisions or sponsor	3,651	3,188	1,171	767
Transfers to other divisions or sponsor	(3,687)	(3,134)	(1,002)	(830)

Net increase (decrease) in net assets resulting from contract transactions	(104)	(56)	201	32

Net increase (decrease) in net assets	662	(504)	335	(108)

Net Assets:
Beginning of period	3,665	4,169	624	732

End of period	$4,327	$3,665	$959	$624

Units issued during the period	2,294	2,005	1,194	825
Units redeemed during the period	(2,232)	(1,949)	(1,000)	(806)

Net units issued (redeemed) during the period	62	56	194	19

	Money Market Division		Short-Term Bond Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(15)	$(23)	$4	$3
Net realized gains (losses)	-	-	(28)	(5)
Net change in unrealized appreciation/depreciation	-	-	35	(7)

Net increase (decrease) in net assets resulting from operations	(15)	(23)	11	(9)

Contract Transactions:
Contract owners’ net payments	1,530	851	217	115
Annuity payments	-	-	-	-
Surrenders and other (net)	(714)	(1,731)	(587)	(547)
Transfers from other divisions or sponsor	1,258	2,000	699	752
Transfers to other divisions or sponsor	(2,142)	(1,365)	(1,097)	(396)

Net increase (decrease) in net assets resulting from contract transactions	(68)	(245)	(768)	(76)

Net increase (decrease) in net assets	(83)	(268)	(757)	(85)

Net Assets:
Beginning of period	2,566	2,834	1,403	1,488

End of period	$2,483	$2,566	$646	$1,403

Units issued during the period	1,991	2,309	878	953
Units redeemed during the period	(1,995)	(2,244)	(1,596)	(1,016)

Net units issued (redeemed) during the period	(4)	65	(718)	(63)

The Accompanying Notes are an Integral Part of the Financial Statements. F-18

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$108	$110	$5	$4
Net realized gains (losses)	154	153	32	32
Net change in unrealized appreciation/depreciation	(69)	(3)	(23)	42

Net increase (decrease) in net assets resulting from operations	193	260	14	78

Contract Transactions:
Contract owners’ net payments	539	362	7	46
Annuity payments	-	(4)	-	-
Surrenders and other (net)	(913)	(721)	(5)	(15)
Transfers from other divisions or sponsor	5,351	4,342	331	249
Transfers to other divisions or sponsor	(4,548)	(4,493)	(290)	(296)

Net increase (decrease) in net assets resulting from contract transactions	429	(514)	43	(16)

Net increase (decrease) in net assets	622	(254)	57	62

Net Assets:
Beginning of period	4,015	4,269	345	283

End of period	$4,637	$4,015	$402	$345

Units issued during the period	2,160	1,919	168	216
Units redeemed during the period	(1,860)	(1,945)	(148)	(224)

Net units issued (redeemed) during the period	300	(26)	20	(8)

	Inflation Protection Bond Division		High Yield Bond Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$18	$(2)	$56	$59
Net realized gains (losses)	33	14	28	14
Net change in unrealized appreciation/depreciation	6	53	36	(44)

Net increase (decrease) in net assets resulting from operations	57	65	120	29

Contract Transactions:
Contract owners’ net payments	112	110	108	123
Annuity payments	-	-	-	(1)
Surrenders and other (net)	(146)	(26)	(154)	(151)
Transfers from other divisions or sponsor	1,488	868	1,506	1,133
Transfers to other divisions or sponsor	(1,123)	(892)	(1,290)	(1,095)

Net increase (decrease) in net assets resulting from contract transactions	331	60	170	9

Net increase (decrease) in net assets	388	125	290	38

Net Assets:
Beginning of period	629	504	871	833

End of period	$1,017	$629	$1,161	$871

Units issued during the period	1,023	594	647	573
Units redeemed during the period	(744)	(535)	(553)	(550)

Net units issued (redeemed) during the period	279	59	94	23

The Accompanying Notes are an Integral Part of the Financial Statements. F-19

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Multi-Sector Bond Division		Commodities Return Strategy Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period April 29 to December 31, 2011

Operations:
Net investment income (loss)	$-	$45	$(1)	$-
Net realized gains (losses)	31	25	(7)	-
Net change in unrealized appreciation/depreciation	132	(38)	3	(17)

Net increase (decrease) in net assets resulting from operations	163	32	(5)	(17)

Contract Transactions:
Contract owners’ net payments	162	245	103	62
Annuity payments	-	-	-	-
Surrenders and other (net)	(186)	(8)	(51)	(1)
Transfers from other divisions or sponsor	2,196	1,480	396	173
Transfers to other divisions or sponsor	(1,971)	(1,384)	(300)	(65)

Net increase (decrease) in net assets resulting from contract transactions	201	333	148

Net increase (decrease) in net assets	364	365	143	152

Net Assets:
Beginning of period	959	594	152	-

End of period	$1,323	$959	$295	$152

Units issued during the period	1,493	1,121	63	28
Units redeemed during the period	(1,302)	(866)	(44)	(10)

Net units issued (redeemed) during the period	191	255	19	18

	Balanced Division		Asset Allocation Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$81	$306	$(13)	$24
Net realized gains (losses)	62	(294)	(9)	(11)
Net change in unrealized appreciation/depreciation	1,005	193	186	(28)

Net increase (decrease) in net assets resulting from operations	1,148	205	164	(15)

Contract Transactions:
Contract owners’ net payments	931	235	55	99
Annuity payments	-	(23)	-	(8)
Surrenders and other (net)	(1,001)	(2,304)	(52)	(143)
Transfers from other divisions or sponsor	1,484	1,069	119	139
Transfers to other divisions or sponsor	(1,956)	(876)	(148)	(145)

Net increase (decrease) in net assets resulting from contract transactions	(542)	(1,899)	(26)	(58)

Net increase (decrease) in net assets	606	(1,694)	138	(73)

Net Assets:
Beginning of period	12,626	14,320	1,655	1,728

End of period	$13,232	$12,626	$1,793	$1,655

Units issued during the period	1,341	743	113	245
Units redeemed during the period	(1,175)	(1,178)	(131)	(185)

Net units issued (redeemed) during the period	166	(435)	(18)	60

The Accompanying Notes are an Integral Part of the Financial Statements. F-20

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$-	$(8)	$8	$3
Net realized gains (losses)	133	34	82	(15)
Net change in unrealized appreciation/depreciation	24	(176)	62	(20)

Net increase (decrease) in net assets resulting from operations	157	(150)	152	(32)

Contract Transactions:
Contract owners’ net payments	125	260	195	178
Annuity payments	-	-	-	-
Surrenders and other (net)	(129)	(314)	(175)	(166)
Transfers from other divisions or sponsor	1,685	1,552	1,508	1,158
Transfers to other divisions or sponsor	(1,678)	(1,586)	(1,481)	(1,297)

Net increase (decrease) in net assets resulting from contract transactions	3	(88)	47	(127)

Net increase (decrease) in net assets	160	(238)	199	(159)

Net Assets:
Beginning of period	1,113	1,351	918	1,077

End of period	$1,273	$1,113	$1,117	$918

Units issued during the period	624	644	1,265	1,239
Units redeemed during the period	(604)	(679)	(1,133)	(1,389)

Net units issued (redeemed) during the period	20	(35)	132	(150)

	Neuberger Berman AMT Socially Responsive Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$-	$-	$4	$3
Net realized gains (losses)	7	18	75	(30)
Net change in unrealized appreciation/depreciation	14	(24)	1	14

Net increase (decrease) in net assets resulting from operations	21	(6)	80	(13)

Contract Transactions:
Contract owners’ net payments	92	35	44	102
Annuity payments	-	-	-	-
Surrenders and other (net)	(29)	(97)	(330)	(296)
Transfers from other divisions or sponsor	391	171	768	1,152
Transfers to other divisions or sponsor	(342)	(136)	(1,117)	(1,325)

Net increase (decrease) in net assets resulting from contract transactions	112	(27)	(635)	(367)

Net increase (decrease) in net assets	133	(33)	(555)	(380)

Net Assets:
Beginning of period	140	173	887	1,267

End of period	$273	$140	$332	$887

Units issued during the period	474	244	752	2,651
Units redeemed during the period	(364)	(281)	(1,372)	(3,031)

Net units issued (redeemed) during the period	110	(37)	(620)	(380)

The Accompanying Notes are an Integral Part of the Financial Statements. F-21

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Russell Aggressive Equity Division		Russell Non-U.S. Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$-	$(1)	$7	$9
Net realized gains (losses)	20	18	(46)	(134)
Net change in unrealized appreciation/depreciation	(4)	(37)	141	(4)

Net increase (decrease) in net assets resulting from operations	16	(20)	102	(129)

Contract Transactions:
Contract owners’ net payments	12	21	52	50
Annuity payments	-	-	-	-
Surrenders and other (net)	(77)	(196)	(250)	(248)
Transfers from other divisions or sponsor	132	260	800	1,206
Transfers to other divisions or sponsor	(187)	(267)	(894)	(1,241)

Net increase (decrease) in net assets resulting from contract transactions	(120)	(182)	(292)	(233)

Net increase (decrease) in net assets	(104)	(202)	(190)	(362)

Net Assets:
Beginning of period	162	364	768	1,130

End of period	$58	$162	$578	$768

Units issued during the period	92	380	728	1,571
Units redeemed during the period	(169)	(510)	(977)	(1,750)

Net units issued (redeemed) during the period	(77)	(130)	(249)	(179)

	Russell Core Bond Division		Russell Global Real Estate Securities Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$35	$55	$69	$25
Net realized gains (losses)	136	60	96	123
Net change in unrealized appreciation/depreciation	(18)	(31)	195	(267)

Net increase (decrease) in net assets resulting from operations	153	84	360	(119)

Contract Transactions:
Contract owners’ net payments	213	385	174	248
Annuity payments	-	-	-	(2)
Surrenders and other (net)	(912)	(307)	(270)	(337)
Transfers from other divisions or sponsor	4,110	3,551	1,940	1,735
Transfers to other divisions or sponsor	(4,236)	(3,507)	(1,836)	(1,682)

Net increase (decrease) in net assets resulting from contract transactions	(825)	122	8	(38)

Net increase (decrease) in net assets	(672)	206	368	(157)

Net Assets:
Beginning of period	2,238	2,032	1,301	1,458

End of period	$1,566	$2,238	$1,669	$1,301

Units issued during the period	1,994	2,711	607	690
Units redeemed during the period	(2,345)	(2,646)	(601)	(695)

Net units issued (redeemed) during the period	(351)	65	6	(5)

The Accompanying Notes are an Integral Part of the Financial Statements. F-22

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$11	$5	$18	$19
Net realized gains (losses)	8	1	21	(11)
Net change in unrealized appreciation/depreciation	23	(10)	83	(48)

Net increase (decrease) in net assets resulting from operations	42	(4)	122	(40)

Contract Transactions:
Contract owners’ net payments	225	23	27	55
Annuity payments	-	-	-	-
Surrenders and other (net)	(36)	-	(104)	-
Transfers from other divisions or sponsor	180	94	1,277	1,560
Transfers to other divisions or sponsor	(166)	(78)	(1,422)	(1,706)

Net increase (decrease) in net assets resulting from contract transactions	203	39	(222)	(91)

Net increase (decrease) in net assets	245	35	(100)	(131)

Net Assets:
Beginning of period	377	342	1,076	1,207

End of period	$622	$377	$976	$1,076

Units issued during the period	337	102	1,182	1,521
Units redeemed during the period	(169)	(69)	(1,383)	(1,613)

Net units issued (redeemed) during the period	168	33	(201)	(92)

	Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$9	$7	$3	$2
Net realized gains (losses)	10	-	13	(1)
Net change in unrealized appreciation/depreciation	71	(43)	44	(32)

Net increase (decrease) in net assets resulting from operations	90	(36)	60	(31)

Contract Transactions:
Contract owners’ net payments	145	60	61	64
Annuity payments	-	-	-	-
Surrenders and other (net)	(50)	-	(53)	(8)
Transfers from other divisions or sponsor	1,004	763	60	33
Transfers to other divisions or sponsor	(1,003)	(762)	(80)	(34)

Net increase (decrease) in net assets resulting from contract transactions	96	61	(12)	55

Net increase (decrease) in net assets	186	25	48	24

Net Assets:
Beginning of period	593	568	419	395

End of period	$779	$593	$467	$419

Units issued during the period	1,145	865	134	112
Units redeemed during the period	(1,044)	(804)	(149)	(48)

Net units issued (redeemed) during the period	101	61	(15)	64

The Accompanying Notes are an Integral Part of the Financial Statements. F-23

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

1.	Organization

NML Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2012, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Annuity Reserves – Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience or assumed investment rates of 3.50% or 5.00%.

E.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

F-24

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2012 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$113	$158
Focused Appreciation	281	189
Large Cap Core Stock	109	102
Large Cap Blend	40	51
Index 500 Stock	450	572
Large Company Value	29	37
Domestic Equity	73	120
Equity Income	353	241
Mid Cap Growth Stock	134	318
Index 400 Stock	186	93
Mid Cap Value	217	145
Small Cap Growth Stock	30	119
Index 600 Stock	127	20
Small Cap Value	133	175
International Growth	151	117
Research International Core	305	78
International Equity	433	463
Emerging Markets Equity	358	164
Money Market	1,727	1,767
Short-Term Bond	225	992
Select Bond	1,561	950
Long-Term U.S. Government Bond	82	5
Inflation Protection Bond	504	150
High Yield Bond	383	159
Multi-Sector Bond	393	193
Commodities Return Strategy	201	56
Balanced	1,302	1,801
Asset Allocation	60	99
Fidelity VIP Mid Cap	234	135
Fidelity VIP Contrafund	230	183
Neuberger Berman AMT Socially Responsive	139	35
Russell Multi-Style Equity	44	683
Russell Aggressive Equity	13	132
Russell Non-U.S.	61	352
Russell Core Bond	297	1,064
Russell Global Real Estate Securities	346	275
Russell LifePoints Moderate Strategy	252	36
Russell LifePoints Balanced Strategy	52	256
Russell LifePoints Growth Strategy	160	54
Russell LifePoints Equity Growth Strategy	93	77

F-25

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981, and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

F-26

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/12	417	$1.046126	to	$36.785012	$1,409	0.60%	0.35% to 1.25%	11.53%	to	12.94%
Year Ended 12/31/11	417	0.929516	to	32.569595	1,293	0.75	0.35 to 1.25	(2.52)	to	(1.30)
Year Ended 12/31/10	470	0.945056	to	32.998214	1,452	0.76	0.35 to 1.25	10.98	to	12.37
Year Ended 12/31/09	816	0.843984	to	29.365924	1,945	0.51	0.35 to 1.25	35.47	to	37.17
Year Ended 12/31/08	1,069	0.617447	to	21.408736	6,339	1.37	0.35 to 1.25	(39.62)	to	(38.86)
Focused Appreciation
Year Ended 12/31/12	472	$2.086517	to	$23.543734	$1,278	0.30%	0.35% to 1.25%	18.64%	to	20.14%
Year Ended 12/31/11	442	1.758640	to	19.596705	983	0.17	0.35 to 1.25	(7.26)	to	(6.10)
Year Ended 12/31/10	656	1.896360	to	20.869750	1,438	0.00	0.35 to 1.25	7.98	to	9.33
Year Ended 12/31/09	580	1.756290	to	19.088595	1,171	0.00	0.35 to 1.25	40.71	to	42.47
Year Ended 12/31/08	578	1.248176	to	13.397864	802	0.36	0.35 to 1.25	(40.76)	to	(40.01)
Large Cap Core Stock
Year Ended 12/31/12	717	$1.044453	to	$29.198468	$1,515	1.22%	0.35% to 1.25%	10.24%	to	11.63%
Year Ended 12/31/11	700	0.938936	to	26.156583	1,365	1.14	0.35 to 1.25	(2.43)	to	(1.21)
Year Ended 12/31/10	717	0.953769	to	26.477036	1,520	1.20	0.35 to 1.25	11.51	to	12.91
Year Ended 12/31/09	814	0.847680	to	23.449551	1,667	0.83	0.35 to 1.25	27.73	to	29.33
Year Ended 12/31/08	1,044	0.657733	to	18.131181	5,675	2.08	0.35 to 1.25	(39.50)	to	(38.74)
Large Cap Blend
Year Ended 12/31/12	189	$0.852786	to	$9.155103	$183	0.92%	0.35% to 1.25%	13.76%	to	15.20%
Year Ended 12/31/11	230	0.749617	to	7.947227	181	0.63	0.35 to 1.25	(3.50)	to	(2.29)
Year Ended 12/31/10	299	0.776814	to	8.133668	240	0.91	0.35 to 1.25	12.88	to	14.29
Year Ended 12/31/09	222	0.688193	to	7.116544	156	1.13	0.35 to 1.25	25.82	to	27.40
Year Ended 12/31/08	178	0.546962	to	5.585947	98	0.97	0.35 to 1.25	(40.99)	to	(40.25)
Index 500 Stock
Year Ended 12/31/12	1,180	$1.180763	to	$69.136117	$4,972	1.82%	0.35% to 1.25%	14.31%	to	15.76%
Year Ended 12/31/11	1,110	1.023649	to	59.726031	4,548	1.75	0.35 to 1.25	0.69	to	1.95
Year Ended 12/31/10	1,452	1.007582	to	58.583796	6,040	1.97	0.35 to 1.25	13.47	to	14.89
Year Ended 12/31/09	1,527	0.880039	to	50.989051	6,158	1.00	0.35 to 1.25	24.83	to	26.40
Year Ended 12/31/08	2,502	0.698694	to	40.340674	33,261	2.59	0.35 to 1.25	(37.73)	to	(36.94)
Large Company Value
Year Ended 12/31/12	220	$0.870270	to	$9.343226	$214	1.86%	0.35% to 1.25%	15.02%	to	16.47%
Year Ended 12/31/11	248	0.756619	to	8.021755	195	1.70	0.35 to 1.25	0.23	to	1.49
Year Ended 12/31/10	238	0.754864	to	7.904105	185	1.47	0.35 to 1.25	9.58	to	10.95
Year Ended 12/31/09	230	0.688889	to	7.123912	161	2.03	0.35 to 1.25	19.20	to	20.70
Year Ended 12/31/08	181	0.577921	to	5.902173	106	4.33	0.35 to 1.25	(38.02)	to	(37.23)
Domestic Equity
Year Ended 12/31/12	580	$1.303845	to	$15.037814	$834	2.19%	0.35% to 1.25%	12.92%	to	14.35%
Year Ended 12/31/11	623	1.154666	to	13.151218	792	2.01	0.35 to 1.25	(0.34)	to	0.91
Year Ended 12/31/10	819	1.158641	to	13.033112	1,021	2.25	0.35 to 1.25	13.20	to	14.62
Year Ended 12/31/09	1,026	1.023538	to	11.370681	1,114	3.44	0.35 to 1.25	27.92	to	29.52
Year Ended 12/31/08	996	0.800161	to	8.778981	858	2.84	0.35 to 1.25	(39.26)	to	(38.49)
Equity Income
Year Ended 12/31/12	744	$1.732638	to	$19.550985	$1,424	1.69%	0.35% to 1.25%	15.77%	to	17.23%
Year Ended 12/31/11	627	1.496618	to	16.677245	1,116	1.48	0.35 to 1.25	(2.15)	to	(0.92)
Year Ended 12/31/10	522	1.529461	to	16.832155	958	1.80	0.35 to 1.25	13.90	to	15.33
Year Ended 12/31/09	473	1.342833	to	14.595160	762	2.98	0.35 to 1.25	23.04	to	24.58
Year Ended 12/31/08	390	1.091416	to	11.715261	534	0.03	0.35 to 1.25	(36.61)	to	(35.81)
Mid Cap Growth Stock
Year Ended 12/31/12	629	$1.091338	to	$75.402575	$3,944	0.13%	0.35% to 1.25%	10.57%	to	11.97%
Year Ended 12/31/11	634	0.978142	to	67.344023	3,690	0.24	0.35 to 1.25	(7.34)	to	(6.18)
Year Ended 12/31/10	875	1.046214	to	71.778944	5,057	0.27	0.35 to 1.25	22.32	to	23.86
Year Ended 12/31/09	1,109	0.847659	to	57.953082	5,360	0.10	0.35 to 1.25	30.46	to	32.09	(2)
Year Ended 12/31/08	1,708	0.643955	to	43.872392	26,752	0.34	0.35 to 1.25	(40.83)	to	(40.08)
(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

F-27

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)
Index 400 Stock
Year Ended 12/31/12	330	$2.312315	to	$29.923387	$921	0.94%	0.35% to 1.25%	16.18%	to	17.64%
Year Ended 12/31/11	301	1.972440	to	25.435391	733	0.80	0.35 to 1.25	(3.14)	to	(1.92)
Year Ended 12/31/10	420	2.018189	to	25.934506	1,056	1.03	0.35 to 1.25	24.73	to	26.29
Year Ended 12/31/09	514	1.603663	to	20.535699	960	0.30	0.35 to 1.25	35.30	to	37.00
Year Ended 12/31/08	1,208	1.174655	to	14.989442	10,985	1.86	0.35 to 1.25	(37.07)	to	(36.28)
Mid Cap Value
Year Ended 12/31/12	311	$1.876997	to	$21.179677	$672	1.56%	0.35% to 1.25%	15.12%	to	16.57%
Year Ended 12/31/11	269	1.630487	to	18.168731	516	1.77	0.35 to 1.25	(1.84)	to	(0.61)
Year Ended 12/31/10	287	1.660995	to	18.279525	547	1.44	0.35 to 1.25	18.44	to	19.93
Year Ended 12/31/09	249	1.402378	to	15.242180	405	1.16	0.35 to 1.25	21.71	to	23.24
Year Ended 12/31/08	254	1.152226	to	12.367958	333	0.00	0.35 to 1.25	(35.88)	to	(35.07)
Small Cap Growth Stock
Year Ended 12/31/12	298	$1.342607	to	$31.582975	$637	0.00%	0.35% to 1.25%	8.12%	to	9.48%
Year Ended 12/31/11	322	1.230655	to	28.847575	661	0.34	0.35 to 1.25	(3.98)	to	(2.78)
Year Ended 12/31/10	379	1.270262	to	29.671998	841	0.73	0.35 to 1.25	24.29	to	25.85
Year Ended 12/31/09	402	1.012887	to	23.577314	841	0.05	0.35 to 1.25	29.55	to	31.17
Year Ended 12/31/08	863	0.774891	to	17.974245	8,753	0.22	0.35 to 1.25	(44.57)	to	(43.87)
Index 600 Stock
Year Ended 12/31/12	172	$1.108809	to	$11.903891	$209	3.36%	0.35% to 1.25%	14.35%	to	15.80%
Year Ended 12/31/11	91	0.969630	to	10.280016	92	0.81	0.35 to 1.25	(0.35)	to	0.90
Year Ended 12/31/10	87	0.973013	to	10.188115	86	2.37	0.35 to 1.25	24.34	to	25.90
Year Ended 12/31/09	143	0.782515	to	8.092006	113	4.76	0.35 to 1.25	23.62	to	25.17
Year Ended 12/31/08	67	0.633010	to	6.464722	43	0.00	0.35 to 1.25	(32.16)	to	(31.30)
Small Cap Value
Year Ended 12/31/12	355	$2.240441	to	$25.839588	$967	0.39%	0.35% to 1.25%	14.88%	to	16.33%
Year Ended 12/31/11	369	1.950281	to	22.212770	881	0.61	0.35 to 1.25	(2.58)	to	(1.36)
Year Ended 12/31/10	452	2.002032	to	22.519799	1,072	1.09	0.35 to 1.25	20.44	to	21.95
Year Ended 12/31/09	456	1.662307	to	18.466637	850	0.84	0.35 to 1.25	26.59	to	28.18
Year Ended 12/31/08	460	1.313119	to	14.406429	702	0.36	0.35 to 1.25	(29.03)	to	(28.13)
International Growth
Year Ended 12/31/12	324	$1.485329	to	$17.130842	$606	1.50%	0.35% to 1.25%	16.52%	to	17.99%
Year Ended 12/31/11	262	1.274777	to	14.519220	498	1.11	0.35 to 1.25	(14.24)	to	(13.17)
Year Ended 12/31/10	372	1.486506	to	16.720938	743	0.93	0.35 to 1.25	14.99	to	16.43
Year Ended 12/31/09	782	1.292776	to	14.361577	1,173	0.66	0.35 to 1.25	21.64	to	23.16
Year Ended 12/31/08	792	1.062818	to	11.660588	986	1.59	0.35 to 1.25	(46.86)	to	(46.19)
Research International Core
Year Ended 12/31/12	612	$0.857448	to	$9.205651	$572	1.76%	0.35% to 1.25%	15.30%	to	16.76%
Year Ended 12/31/11	351	0.743659	to	7.884380	275	1.96	0.35 to 1.25	(11.59)	to	(10.48)
Year Ended 12/31/10	159	0.841136	to	8.807210	137	1.67	0.35 to 1.25	9.68	to	11.05
Year Ended 12/31/09	159	0.766928	to	7.930688	123	1.92	0.35 to 1.25	29.20	to	30.82
Year Ended 12/31/08	82	0.593588	to	6.062070	49	1.88	0.35 to 1.25	(43.25)	to	(42.54)
International Equity
Year Ended 12/31/12	1,748	$1.691434	to	$4.474566	$4,327	2.70%	0.35% to 1.25%	20.00%	to	21.52%
Year Ended 12/31/11	1,686	1.396839	to	3.682261	3,665	2.08	0.35 to 1.25	(11.21)	to	(10.10)
Year Ended 12/31/10	1,630	1.559174	to	4.095847	4,169	2.86	0.35 to 1.25	6.34	to	7.67
Year Ended 12/31/09	1,862	1.453155	to	3.803991	4,928	1.53	0.35 to 1.25	31.46	to	33.11	(2)
Year Ended 12/31/08	9,892	1.095512	to	2.857743	26,797	3.17	0.35 to 1.25	(44.48)	to	(43.78)
Emerging Markets Equity
Year Ended 12/31/12	825	$1.059049	to	$11.369632	$959	0.16%	0.35% to 1.25%	17.35%	to	18.83%
Year Ended 12/31/11	631	0.902488	to	9.567929	624	0.92	0.35 to 1.25	(19.67)	to	(18.66)
Year Ended 12/31/10	612	1.123423	to	11.762676	732	0.94	0.35 to 1.25	22.55	to	24.08
Year Ended 12/31/09	396	0.916732	to	9.479669	391	1.39	0.35 to 1.25	67.63	to	69.73
Year Ended 12/31/08	204	0.546886	to	5.585112	148	3.23	0.35 to 1.25	(55.78)	to	(55.22)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

F-28

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)
Money Market
Year Ended 12/31/12	1,373	$1.269494	to	$41.497953	$2,483	0.14%	0.35% to 1.25%	(1.10%)	to	0.15%
Year Ended 12/31/11	1,377	1.272116	to	41.437528	2,566	0.14	0.35 to 1.25	(1.10)	to	0.14
Year Ended 12/31/10	1,312	1.274791	to	41.380226	2,834	0.29	0.35 to 1.25	(0.95)	to	0.29
Year Ended 12/31/09	1,646	1.275502	to	41.258586	3,499	0.82	0.35 to 1.25	(0.49)	to	0.76(2)
Year Ended 12/31/08	2,284	1.270343	to	40.947848	5,239	2.61	0.35 to 1.25	1.48	to	2.76
Short-Term Bond
Year Ended 12/31/12	530	$1.124968	to	$12.076410	$646	1.49%	0.35% to 1.25%	0.80%	to	2.07%
Year Ended 12/31/11	1,248	1.116091	to	11.832025	1,403	1.31	0.35 to 1.25	(0.69)	to	0.55
Year Ended 12/31/10	1,311	1.123849	to	11.766917	1,488	6.29	0.35 to 1.25	2.35	to	3.63
Year Ended 12/31/09	366	1.098062	to	11.354253	408	1.89	0.35 to 1.25	5.89	to	7.22
Year Ended 12/31/08	12	1.036955	to	10.589461	12	2.52	0.35 to 1.25	1.44	to	2.71
Select Bond
Year Ended 12/31/12	1,341	$2.138973	to	$204.702189	$4,637	2.94%	0.35% to 1.25%	3.66%	to	4.96%
Year Ended 12/31/11	1,041	2.045015	to	195.021673	4,015	3.26	0.35 to 1.25	5.83	to	7.16
Year Ended 12/31/10	1,068	1.915070	to	181.992325	4,269	3.69	0.35 to 1.25	5.27	to	6.59
Year Ended 12/31/09	1,024	1.803021	to	170.745431	4,547	3.10	0.35 to 1.25	8.01	to	9.37
Year Ended 12/31/08	976	1.654323	to	156.116892	9,913	5.45	0.35 to 1.25	1.97	to	3.26
Long-Term U.S Government Bond
Year Ended 12/31/12	199	$1.665149	to	$17.875038	$402	1.93%	0.35% to 1.25%	2.46%	to	3.75%
Year Ended 12/31/11	179	1.625206	to	17.228764	345	2.01	0.35 to 1.25	27.33	to	28.92
Year Ended 12/31/10	187	1.276411	to	13.364058	283	4.95	0.35 to 1.25	9.25	to	10.62
Year Ended 12/31/09	160	1.168325	to	12.080758	222	0.04	0.35 to 1.25	(8.14)	to	(6.98)
Year Ended 12/31/08	68	1.271820	to	12.987703	122	1.92	0.35 to 1.25	19.26	to	20.76
Inflation Protection Bond
Year Ended 12/31/12	674	$1.369504	to	$14.701699	$1,017	2.45%	0.35% to 1.25%	6.01%	to	7.35%
Year Ended 12/31/11	395	1.291820	to	13.694886	629	0.04	0.35 to 1.25	10.54	to	11.93
Year Ended 12/31/10	336	1.168621	to	12.235594	504	4.14	0.35 to 1.25	4.29	to	5.60
Year Ended 12/31/09	201	1.120557	to	11.586945	315	2.79	0.35 to 1.25	8.62	to	9.98
Year Ended 12/31/08	125	1.031635	to	10.535144	297	5.26	0.35 to 1.25	(2.61)	to	(1.38)
High Yield Bond
Year Ended 12/31/12	417	$2.438069	to	$41.068270	$1,161	6.35%	0.35% to 1.25%	12.47%	to	13.89%
Year Ended 12/31/11	323	2.148291	to	36.059875	871	7.36	0.35 to 1.25	3.30	to	4.59
Year Ended 12/31/10	300	2.061124	to	34.475967	833	7.41	0.35 to 1.25	13.14	to	14.56
Year Ended 12/31/09	328	1.805518	to	30.094875	818	4.38	0.35 to 1.25	43.59	to	45.39
Year Ended 12/31/08	527	1.246182	to	20.699102	2,507	10.22	0.35 to 1.25	(22.33)	to	(21.35)
Multi-Sector Bond
Year Ended 12/31/12	851	$1.462316	to	$15.698283	$1,323	0.44%	0.35% to 1.25%	13.51%	to	14.94%
Year Ended 12/31/11	660	1.288261	to	13.657358	959	5.92	0.35 to 1.25	3.69	to	4.99
Year Ended 12/31/10	405	1.242452	to	13.008698	594	7.28	0.35 to 1.25	11.78	to	13.19
Year Ended 12/31/09	333	1.111473	to	11.493079	441	3.30	0.35 to 1.25	20.56	to	22.08
Year Ended 12/31/08	224	0.921898	to	9.414703	282	9.52	0.35 to 1.25	(8.02)	to	(6.86)
Commodities Return Strategy
Year Ended 12/31/12	37	$7.717102	to	$7.880392	$295	0.00%	0.35% to 1.25%	(3.57%)	to	(2.35%)
Period Ended 12/31/11 (3)	18	8.002839	to	8.070260	152	0.00	0.35 to 1.25	(29.75)	to	(28.75)
Balanced
Year Ended 12/31/12	1,687	$1.531157	to	$153.677764	$13,232	1.19%	0.35% to 1.25%	8.33%	to	9.69%
Year Ended 12/31/11	1,521	1.400766	to	140.096515	12,626	2.76	0.35 to 1.25	0.85	to	2.11
Year Ended 12/31/10	1,956	1.376613	to	137.200077	14,320	2.10	0.35 to 1.25	10.57	to	11.96
Year Ended 12/31/09	2,235	1.233923	to	122.549243	15,683	3.50	0.35 to 1.25	19.93	to	21.43
Year Ended 12/31/08	2,721	1.019693	to	100.918470	28,224	1.46	0.35 to 1.25	(23.69)	to	(22.72)
Asset Allocation
Year Ended 12/31/12	1,200	$1.448020	to	$16.700324	$1,793	0.23%	0.35% to 1.25%	9.63%	to	11.02%
Year Ended 12/31/11	1,218	1.320779	to	15.042893	1,655	2.31	0.35 to 1.25	(1.31)	to	(0.08)
Year Ended 12/31/10	1,158	1.338348	to	15.054442	1,728	2.94	0.35 to 1.25	11.61	to	13.01
Year Ended 12/31/09	1,302	1.199154	to	13.321541	1,738	2.99	0.35 to 1.25	25.51	to	27.09
Year Ended 12/31/08	1,327	0.955398	to	10.482012	1,411	3.21	0.35 to 1.25	(31.00)	to	(30.13)
(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(3)	Division commenced operations on April 29, 2011.

F-29

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)
Fidelity VIP Mid Cap
Year Ended 12/31/12	432	$2.635062	to	$29.733518	$1,273	0.40%	0.35% to 1.25%	13.13%	to	14.56%
Year Ended 12/31/11	412	2.329143	to	25.953961	1,113	0.02	0.35 to 1.25	(11.96)	to	(10.85)
Year Ended 12/31/10	447	2.645449	to	29.113348	1,351	0.13	0.35 to 1.25	26.98	to	28.57
Year Ended 12/31/09	422	2.083395	to	22.643898	1,007	0.47	0.35 to 1.25	38.02	to	39.75
Year Ended 12/31/08	461	1.509505	to	16.202990	823	0.23	0.35 to 1.25	(40.36)	to	(39.61)
Fidelity VIP Contrafund
Year Ended 12/31/12	945	$1.067369	to	$11.458810	$1,117	1.17%	0.35% to 1.25%	14.69%	to	16.14%
Year Ended 12/31/11	813	0.930627	to	9.866342	918	0.72	0.35 to 1.25	(3.99)	to	(2.78)
Year Ended 12/31/10	963	0.969284	to	10.148873	1,077	1.09	0.35 to 1.25	15.48	to	16.93
Year Ended 12/31/09	766	0.839369	to	8.679754	757	1.33	0.35 to 1.25	33.79	to	35.47
Year Ended 12/31/08	563	0.627398	to	6.407219	457	1.17	0.35 to 1.25	(43.40)	to	(42.69)
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/12	253	$0.998110	to	$10.715212	$273	0.28%	0.35% to 1.25%	9.60%	to	10.98%
Year Ended 12/31/11	143	0.910717	to	9.655117	140	0.38	0.35 to 1.25	(4.28)	to	(3.08)
Year Ended 12/31/10	180	0.951436	to	9.961969	173	0.04	0.35 to 1.25	21.33	to	22.85
Year Ended 12/31/09	134	0.784155	to	8.108774	106	2.71	0.35 to 1.25	29.80	to	31.43
Year Ended 12/31/08	91	0.604143	to	6.169811	55	3.41	0.35 to 1.25	(40.20)	to	(39.44)
Russell Multi-Style Equity
Year Ended 12/31/12	302	$1.026015	to	$12.171877	$332	1.30%	0.35% to 1.25%	14.25%	to	15.69%
Year Ended 12/31/11	922	0.898065	to	10.521100	887	0.98	0.35 to 1.25	(2.77)	to	(1.55)
Year Ended 12/31/10	1,302	0.923622	to	10.686543	1,267	0.92	0.35 to 1.25	15.02	to	16.46
Year Ended 12/31/09	1,463	0.803032	to	9.176223	1,233	1.31	0.35 to 1.25	29.77	to	31.40
Year Ended 12/31/08	1,347	0.618811	to	6.983334	871	1.46	0.35 to 1.25	(41.31)	to	(40.56)
Russell Aggressive Equity
Year Ended 12/31/12	32	$1.592979	to	$19.088862	$58	0.93%	0.35% to 1.25%	14.39%	to	15.84%
Year Ended 12/31/11	109	1.380064	to	16.479338	162	0.47	0.35 to 1.25	(5.39)	to	(4.20)
Year Ended 12/31/10	239	1.445652	to	17.202203	364	0.47	0.35 to 1.25	23.33	to	24.88
Year Ended 12/31/09	292	1.161700	to	13.775086	360	0.51	0.35 to 1.25	29.77	to	31.39
Year Ended 12/31/08	312	0.887231	to	10.483725	295	0.86	0.35 to 1.25	(43.63)	to	(42.92)
Russell Non-U.S.
Year Ended 12/31/12	433	$1.223636	to	$15.277391	$578	1.79%	0.35% to 1.25%	18.32%	to	19.81%
Year Ended 12/31/11	682	1.024882	to	12.750860	768	1.69	0.35 to 1.25	(13.96)	to	(12.88)
Year Ended 12/31/10	861	1.180537	to	14.635995	1,130	0.90	0.35 to 1.25	10.04	to	11.42
Year Ended 12/31/09	873	1.063216	to	13.135524	1037	2.87	0.35 to 1.25	24.92	to	26.49
Year Ended 12/31/08	872	0.843523	to	10.384851	840	0.00	0.35 to 1.25	(43.13)	to	(42.41)
Russell Core Bond
Year Ended 12/31/12	754	$1.888622	to	$22.402721	$1,566	2.41%	0.35% to 1.25%	7.02%	to	8.38%
Year Ended 12/31/11	1,105	1.764666	to	20.671320	2,238	3.15	0.35 to 1.25	3.39	to	4.68
Year Ended 12/31/10	1,040	1.706840	to	19.746605	2,032	3.83	0.35 to 1.25	8.66	to	10.02
Year Ended 12/31/09	1,229	1.570866	to	17.945158	2,153	4.79	0.35 to 1.25	14.38	to	15.81
Year Ended 12/31/08	1,128	1.373433	to	15.497865	1,732	3.96	0.35 to 1.25	(4.76)	to	(3.57)
Russell Global Real Estate Securities
Year Ended 12/31/12	439	$3.165381	to	$37.550773	$1,669	4.98%	0.35% to 1.25%	25.97%	to	27.56%
Year Ended 12/31/11	433	2.512877	to	29.438654	1,301	2.24	0.35 to 1.25	(8.20)	to	(7.05)
Year Ended 12/31/10	438	2.737367	to	31.671345	1,458	2.21	0.35 to 1.25	21.40	to	22.92
Year Ended 12/31/09	756	2.254880	to	25.765834	1,890	5.80	0.35 to 1.25	27.34	to	28.94
Year Ended 12/31/08	1,168	1.770725	to	19.982226	10,790	1.90	0.35 to 1.25	(37.48)	to	(36.68)
Russell LifePoints Moderate Strategy
Year Ended 12/31/12	514	$1.183568	to	$12.706153	$622	3.19%	0.35% to 1.25%	9.68%	to	11.07%
Year Ended 12/31/11	346	1.079083	to	11.440046	377	2.52	0.35 to 1.25	(1.12)	to	0.12
Year Ended 12/31/10	313	1.091278	to	11.426097	342	4.34	0.35 to 1.25	11.23	to	12.62
Year Ended 12/31/09	340	0.981117	to	10.145364	334	3.05	0.35 to 1.25	20.93	to	22.45
Year Ended 12/31/08	3	0.811324	to	8.285537	2	1.87	0.35 to 1.25	(20.97)	to	(19.97)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

F-30

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

Russell LifePoints Balanced Strategy
Year Ended 12/31/12	860	$1.098181	to	$11.789785	$976	2.36%	0.35% to 1.25%	11.55%	to	12.96%
Year Ended 12/31/11	1,061	0.984507	to	10.437591	1,076	2.08	0.35 to 1.25	(3.60)	to	(2.40)
Year Ended 12/31/10	1,153	1.021321	to	10.693804	1,207	3.84	0.35 to 1.25	12.65	to	14.06
Year Ended 12/31/09	1,019	0.906670	to	9.375663	939	3.22	0.35 to 1.25	23.93	to	25.49
Year Ended 12/31/08	693	0.731582	to	7.471276	515	2.45	0.35 to 1.25	(28.18)	to	(27.27)
Russell LifePoints Growth Strategy
Year Ended 12/31/12	752	$1.006249	to	$10.802768	$779	2.03%	0.35% to 1.25%	12.79%	to	14.22%
Year Ended 12/31/11	651	0.892120	to	9.458077	593	1.86	0.35 to 1.25	(5.91)	to	(4.73)
Year Ended 12/31/10	590	0.948175	to	9.927918	568	2.92	0.35 to 1.25	13.64	to	15.06
Year Ended 12/31/09	593	0.834382	to	8.628185	500	2.42	0.35 to 1.25	26.99	to	28.59
Year Ended 12/31/08	154	0.657020	to	6.709831	102	1.78	0.35 to 1.25	(35.12)	to	(34.30)
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/12	505	$0.912766	to	$9.799317	$467	1.74%	0.35% to 1.25%	14.24%	to	15.68%
Year Ended 12/31/11	520	0.799007	to	8.471141	419	1.49	0.35 to 1.25	(7.39)	to	(6.22)
Year Ended 12/31/10	456	0.862730	to	9.033430	395	2.80	0.35 to 1.25	13.67	to	15.09
Year Ended 12/31/09	468	0.759004	to	7.848817	356	0.81	0.35 to 1.25	29.20	to	30.83
Year Ended 12/31/08	116	0.587444	to	5.999321	69	0.57	0.35 to 1.25	(41.49)	to	(40.75)

6.	Subsequent Event

Northwestern Mutual has filed an application with the Securities and Exchange Commission (the “SEC”) seeking approval to substitute an unaffiliated mutual fund for the Commodities Return Strategy Portfolio (the “Commodities Portfolio”) as an investment option under the variable annuity insurance contracts issued by Northwestern Mutual (the “Substitution”). The date for completing the Substitution is subject to SEC approval which has not yet been received. The Commodities Portfolio is expected to dissolve immediately following the date of the Substitution. Northwestern Mutual or its affiliates will bear all expenses incurred in connection with the Substitution.

(1) Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not       annualized for periods less than one year.

F-31

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2012

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account C and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2012, and the results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2012 by correspondence with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

March 12, 2013

F-32

The following consolidated financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contract.

The Northwestern Mutual Life Insurance Company

Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2012	2011
Assets:
Bonds	$114,524	$103,753
Mortgage loans	24,346	22,804
Policy loans	15,789	15,147
Common and preferred stocks	4,266	7,420
Real estate	1,304	1,632
Other investments	11,356	11,047
Cash and temporary investments	2,393	2,421

Total investments	173,978	164,224

Due and accrued investment income	1,819	1,806
Net deferred tax assets	2,556	2,356
Deferred premium and other assets	2,721	2,603
Separate account assets	21,376	18,697

Total assets	$202,450	$189,686

Liabilities and surplus:
Reserves for policy benefits	$149,599	$140,917
Policyowner dividends payable	5,041	4,976
Interest maintenance reserve	1,224	1,112
Asset valuation reserve	3,216	3,349
Income taxes payable	507	605
Other liabilities	5,311	5,217
Separate account liabilities	21,376	18,697

Total liabilities	186,274	174,873

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	14,426	13,063

Total surplus	16,176	14,813

Total liabilities and surplus	$202,450	$189,686

The Accompanying Notes are an Integral Part of the Financial Statements. F-34

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the year ended December 31,
	2012	2011	2010
Revenue:
Premiums	$15,394	$14,618	$14,252
Net investment income	8,677	8,439	8,306
Other income	550	538	551

Total revenue	24,621	23,595	23,109

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	7,302	7,074	6,876
Net additions to policy benefit reserves	8,561	7,949	7,950
Net transfers to separate accounts	492	481	382

Total benefits	16,355	15,504	15,208

Commissions and operating expenses	2,609	2,437	2,320

Total benefits and expenses	18,964	17,941	17,528

Gain from operations before dividends and taxes	5,657	5,654	5,581

Policyowner dividends	5,045	4,973	4,861

Gain from operations before taxes	612	681	720

Income tax expense (benefit)	37	6	(224)

Net gain from operations	575	675	944
Net realized capital gains (losses)	208	(30)	(188)

Net income	$783	$645	$756

The Accompanying Notes are an Integral Part of the Financial Statements. F-35

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the year ended December 31,
	2012	2011	2010

Beginning of year balance	$14,813	$14,385	$12,403

Net income	783	645	756

Change in net unrealized capital gains (losses)	379	(213)	1,278

Change in net deferred tax assets	315	242	(119)

Change in nonadmitted assets and other	(173)	(142)	(407)

Change in asset valuation reserve	133	(99)	(1,407)

Change in reserve valuation basis	(59)	-	131

Surplus note issuance	-	-	1,750

Change in accounting principle	(15)	(5)	-

Net increase in surplus	1,363	428	1,982

End of year balance	$16,176	$14,813	$14,385

The Accompanying Notes are an Integral Part of the Financial Statements. F-36

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the year ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Premiums and other income received	$11,211	$10,529	$10,169
Investment income received	8,901	8,537	8,309
Benefit payments to policyowners and beneficiaries	(7,702)	(7,336)	(7,206)
Net transfers to separate accounts	(474)	(459)	(355)
Commissions, expenses and taxes paid	(3,118)	(2,607)	(1,988)

Net cash provided by operating activities	8,818	8,664	8,929

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	52,715	44,677	37,109
Common and preferred stocks	7,360	8,618	7,301
Mortgage loans	3,581	2,974	3,190
Real estate	785	151	138
Other investments	1,733	1,725	1,453

	66,174	58,145	49,191

Cost of investments acquired:
Bonds	63,083	51,051	42,791
Common and preferred stocks	3,801	7,040	8,970
Mortgage loans	5,129	4,485	3,488
Real estate	192	233	247
Other investments	1,731	2,127	2,350

	73,936	64,936	57,846

Disbursement of policy loans, net of repayments	642	674	755

Net cash applied to investing activities	(8,404)	(7,465)	(9,410)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	-	1,750
Net inflows (outflows) on deposit-type contracts	113	(154)	56
Other cash applied	(555)	(552)	(2,007)

Net cash applied to financing and miscellaneous sources	(442)	(706)	(201)

Net increase (decrease) in cash and temporary investments	(28)	493	(682)
Cash and temporary investments, beginning of year	2,421	1,928	2,610

Cash and temporary investments, end of year	$2,393	$2,421	$1,928

The Accompanying Notes are an Integral Part of the Financial Statements. F-37

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Certain accounting practices used by the Company vary from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the NAIC does not provide accounting guidance specific to a transaction entered into by the Company or where the Company and the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) agree that an alternative accounting practice would be more appropriate based on the Company’s circumstances.

The Company currently utilizes permitted accounting practices for valuation of its oil and gas investments (see Note 3) and its investment in Frank Russell Company common stock (see Note 11).

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 15 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

F-38

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate that is reset annually, dependent on the related election made by the policyowner when applying for their policy. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set an interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 4.60% to 8.00% for loans outstanding at December 31, 2012. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. As a result, the Company considers the unpaid principal balance of policy loans to approximate fair value.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value based primarily on quoted market prices for the underlying investment securities. See Note 7 and Note 15 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 15 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits or leave them on deposit

F-39

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit payments in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments, interest costs associated with securities lending and interest and issuance costs related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 14 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information regarding the Company’s use of reinsurance.

F-40

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $35 million and $30 million at December 31, 2012 and 2011, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $233 million and $219 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for IT equipment and software totaled $67 million, $71 million and $80 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. The cost of furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2012, 2011 and 2010.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that management considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statements of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include currency translation adjustments or foreign-denominated bonds and changes in the fair value of common stocks and other equity investments and are reported net of any related changes in deferred taxes. Other changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

F-41

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

Company management has evaluated events subsequent to December 31, 2012 through February 27, 2013, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is management’s opinion that no events subsequent to December 31, 2012 have occurred that are material to the Company’s financial position at that date or the results of its operations for the periods then ended. On January 23, 2013 the Company announced prospective amendments to its employee defined benefit and employee postretirement benefit plans that will have material effects on its accounting for these plans beginning in 2013. See Note 8 for more information regarding these plan amendments.

Reclassifications

Certain amounts in prior year financial statements balances and footnote disclosures have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

F-42

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The statutory basis of accounting permits fair value disclosures for bonds to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 15 for more information regarding the fair value of the Company’s investments in bonds.

Statement value and fair value of bonds at December 31, 2012 and 2011, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2012	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,203	$1,393	$(1)	$8,595
States, territories and possessions	677	135	-	812
Special revenue and assessments	24,183	1,375	(10)	25,548
All foreign governments	326	66	-	392
Hybrid securities	450	35	(36)	449
Industrial and miscellaneous	81,685	9,009	(212)	90,482

Total bonds	$114,524	$12,013	$(259)	$126,278

December 31, 2011	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,444	$1,370	$-	$8,814
States, territories and possessions	739	55	(4)	790
Special revenue and assessments	20,489	1,298	(16)	21,771
All foreign governments	353	61	-	414
Hybrid securities	559	22	(81)	500
Industrial and miscellaneous	74,169	6,556	(755)	79,970

Total bonds	$103,753	$9,362	$(856)	$112,259

Bonds classified by the NAIC as “special revenue and assessments” consist primarily of government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as “industrial and miscellaneous” bond category consists primarily of notes issued by corporate entities, private utilities and structured securities not issued by government agencies.

F-43

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Statement value of bonds by NAIC rating category at December 31, 2012 and 2011 was as follows:

December 31, 2012	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,203	$-	$-	$-	$-	$-	$7,203
States, territories and possessions	677	-	-	-	-	-	677
Special revenue and assessments	24,080	28	31	44	-	-	24,183
All foreign governments	300	26	-	-	-	-	326
Hybrid securities	144	208	42	56	-	-	450
Industrial and miscellaneous	36,839	34,676	5,015	3,628	1,370	157	81,685

Total bonds	$69,243	$34,938	$5,088	$3,728	$1,370	$157	$114,524

December 31, 2011	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,444	$-	$-	$-	$-	$-	$7,444
States, territories and possessions	719	20	-	-	-	-	739
Special revenue and assessments	20,445	11	33	-	-	-	20,489
All foreign governments	327	26	-	-	-	-	353
Hybrid securities	236	224	86	8	-	5	559
Industrial and miscellaneous	34,351	30,135	4,590	3,301	1,586	206	74,169

Total bonds	$63,522	$30,416	$4,709	$3,309	$1,586	$211	$103,753

Based on statement value, 91% of the Company’s bond portfolio was rated either 1 or 2 (i.e., was rated as “investment grade”) by the NAIC at each of December 31, 2012 and 2011.

F-44

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Statement value and fair value of bonds by contractual maturity at December 31, 2012 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value
	(in millions)
Due in one year or less	$2,454	$2,510
Due after one year through five years	26,466	28,460
Due after five years through ten years	35,269	39,335
Due after ten years	19,192	23,194

	83,381	93,499
Structured securities	31,143	32,779

Total bonds	$114,524	$126,278

The Company’s bond portfolio includes investments in structured securities, with a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2012 and 2011, aggregated by investment grade or “below investment grade” (i.e., rated 3, 4, 5 or 6 by the NAIC), were as follows:

December 31, 2012	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$22,738	$23,783	$-	$-	$22,738	$23,783
Other prime	289	304	9	8	298	312
Other below-prime	163	167	41	42	204	209
Commercial mortgage-backed:
Government agencies	414	454	-	-	414	454
Conduit	1,902	2,003	136	97	2,038	2,100
Re-REMIC	514	561	31	32	545	593
Collateralized debt obligations	21	18	19	12	40	30
Other commercial mortgage-backed	61	70	9	8	70	78
Other asset-backed	4,594	5,015	202	205	4,796	5,220

Total structured securities	$30,696	$32,375	$447	$404	$31,143	$32,779

F-45

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

December 31, 2011	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)

Residential mortgage-backed:
Government agencies	$19,398	$20,589	$-	$-	$19,398	$20,589
Other prime	850	876	7	6	857	882
Other below-prime	314	305	70	58	384	363
Commercial mortgage-backed:
Government agencies	605	650	-	-	605	650
Conduit	2,211	2,304	238	141	2,449	2,445
Re-REMIC	343	367	54	51	397	418
Collateralized debt obligations	28	24	21	11	49	35
Other commercial mortgage-backed	67	74	7	7	74	81
Other asset-backed	4,529	4,934	465	497	4,994	5,431

Total structured securities	$28,345	$30,123	$862	$771	$29,207	$30,894

Based on statement value, 99% and 97% of the Company’s structured securities portfolio was rated as investment grade at December 31, 2012 and 2011, respectively.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The statement value of mortgage loans by collateral property type and U.S. geographic location at December 31, 2012 and 2011 was as follows:

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$2,092	$372	$1,556	$2,760	$6,780
Office	2,292	416	1,599	3,057	7,364
Retail	2,368	649	2,110	1,892	7,019
Warehouse/Industrial	468	231	493	1,083	2,275
Other	205	143	299	261	908

Total	$7,425	$1,811	$6,057	$9,053	$24,346

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,995	$353	$1,456	$2,675	$6,479
Office	2,076	482	1,703	2,327	6,588
Retail	2,190	475	1,690	1,834	6,189
Warehouse/Industrial	464	368	515	1,263	2,610
Other	178	146	389	225	938

Total	$6,903	$1,824	$5,753	$8,324	$22,804

F-46

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The statement value of mortgage loans by contractual maturity at December 31, 2012 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment premiums.

Statement Value
(in millions)
Due in one year or less	$1,606
Due after one year through two years	1,262
Due after two years through five years	6,304
Due after five years through eight years	6,134
Due after eight years	9,040

$24,346

The maximum and minimum interest rates for mortgage loans originated during 2012 were 6.00% and 3.50%, respectively, while these rates during 2011 were 8.50% and 3.83%, respectively. The aggregate weighted-average ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2012 and 2011 was 60% and 59%, respectively, with a maximum of 100% for any single loan during each of 2012 and 2011. Mortgage loans that were refinanced at market rates to existing borrowers represented $1.1 billion and $0.8 billion of new loan originations for the years ended December 31, 2012 and 2011, respectively. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At December 31, 2012 and 2011, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 57% and 59%, respectively.

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2012 and 2011 was as follows:

December 31, 2012	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,476	$4,485	$562	$257	$6,780
Office	2,175	4,513	626	50	7,364
Retail	1,607	4,876	497	39	7,019
Warehouse/Industrial	464	1,017	728	66	2,275
Other	127	635	74	72	908

Total	$5,849	$15,526	$2,487	$484	$24,346

December 31, 2011	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,478	$3,869	$1,022	$110	$6,479
Office	2,096	3,256	1,048	188	6,588
Retail	1,436	3,743	950	60	6,189
Warehouse/Industrial	490	997	937	186	2,610
Other	169	537	184	48	938

Total	$5,669	$12,402	$4,141	$592	$22,804

F-47

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was$104 million and $242 million at December 31, 2012 and 2011, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company’s real estate professionals. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 15 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company reported $9 million, $0 and $2 million of realized capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had $68 million and $34 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where management has deemed it probable that the Company will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statements of changes in surplus. If management later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowances at either December 31, 2012 or 2011.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with$3.6 billion and $6.6 billion of common stock included in the consolidated statements of financial position at December 31, 2012 and 2011, respectively. The statutory basis of accounting permits fair value for common stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The fair value for publicly-traded common stocks is based primarily on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models that utilize observable market data (such as prices for comparable public equities), external pricing sources (such as valuations by private equity firms holding controlling stakes in the underlying issuer) or internally-developed pricing

F-48

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

models. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. Common and preferred stocks as reported in the consolidated statements of financial position do not include $7 million and $8 million of equity in unconsolidated subsidiaries that was nonadmitted at December 31, 2012 and 2011, respectively. See Note 11 regarding the Company’s investment in Frank Russell Company common stock and Note 15 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2012 and 2011, the consolidated statements of financial position included $657 million and $785 million, respectively, of preferred stocks. The statutory basis of accounting permits fair value for preferred stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The fair value for preferred stocks is based primarily on internally-developed pricing models. See Note 11 regarding the Company’s investments in Frank Russell Company preferred stock and Note 15 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated based primarily on the capitalization of stabilized net operating income (for multi-family residential properties) or the present value of estimated future cash flow (for other commercial properties).

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2012 and 2011 was as follows:

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$182	$28	$35	$235	$480
Office	67	358	145	22	592
Warehouse/Industrial	11	-	-	164	175
Other	52	-	5	-	57

Total	$312	$386	$185	$421	$1,304

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$218	$73	$9	$240	$540
Office	82	412	147	172	813
Warehouse/Industrial	11	-	48	164	223
Other	51	-	5	-	56

Total	$362	$485	$209	$576	$1,632

The Company’s home office properties are included in the tables above (Office/Midwest) and had an aggregate statement value of $247 million and $255 million at December 31, 2012 and 2011, respectively.

F-49

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through a wholly-owned non-insurance investment holding company organized as a limited liability company. The statement value of other investments held directly or indirectly by the Company at December 31, 2012 and 2011 was as follows:

	December 31,
	2012	2011
	(in millions)
Securities partnerships and LLCs	$4,362	$4,273
Bonds	2,129	1,123
Real estate JVs, partnerships and LLCs	1,876	1,780
Real estate	905	1,043
Common and preferred stocks	604	996
Low income housing tax credit properties	412	405
Leveraged leases	276	276
Cash and temporary investments	168	735
Derivative instruments	106	156
Oil and gas investments	34	44
Other assets, net	484	216

Total	$11,356	$11,047

The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was$5.9 billion at each of December 31, 2012 and 2011. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method based on the Company’s share of the underlying entities’ audited GAAP-basis equity. Other investments as reported in the consolidated statements of financial position does not include $79 million and $55 million of equity in unconsolidated subsidiaries that was nonadmitted at December 31, 2012 and 2011, respectively. For securities partnerships and LLCs, bonds, common and preferred stocks, cash and temporary investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate-related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization.

Oil and gas investments are reported using the full cost method, under which all exploration and development costs, whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This accounting method is permitted by the OCI, as the Accounting Practices and Procedures Manual of the NAIC does not provide accounting guidance for oil and gas investments.

See Note 4 for more information regarding the Company’s use of derivatives.

F-50

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Net Investment Income

The sources of net investment income for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)
Bonds	$5,398	$5,382	$5,366
Mortgage loans	1,453	1,336	1,317
Policy loans	1,056	1,068	1,017
Common and preferred stocks	226	246	227
Real estate	195	235	210
Derivative instruments	29	26	24
Other investments	653	545	571
Amortization of IMR	189	119	37

Gross investment income	9,199	8,957	8,769
Less: investment expenses	522	518	463

Net investment income	$8,677	$8,439	$8,306

Accrued investment income more than ninety days past due is a nonadmitted asset and reported as a direct reduction of surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31, 2012			For the year ended December 31, 2011			For the year ended December 31, 2010
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)
Bonds	$786	$(397)	$389	$988	$(277)	$711	$766	$(711)	$55
Common and preferred stocks	756	(361)	395	884	(514)	370	581	(285)	296
Mortgage loans	-	(9)	(9)	2	(1)	1	-	(32)	(32)
Real estate	375	(69)	306	66	(4)	62	54	(9)	45
Other investments	237	(315)	(78)	318	(595)	(277)	413	(535)	(122)

Subtotal	$2,154	$(1,151)	1,003	$2,258	$(1,391)	867	$1,814	$(1,572)	242

Less: IMR gains (before taxes)			463			645			396
Less: Capital gains tax			332			252			34

Net realized capital gains (losses)			$208			$(30)			$(188)

F-51

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Realized capital gains and losses are generally the result of normal investment trading activity. Realized capital gains from real estate investments for the year ended December 31, 2012 included a $297 million pretax gain from the sale of a single commercial office property in Seattle, Washington. Proceeds from the sale of bonds totaled $41 billion, $34 billion and $24 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value has been less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on appraisal of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

F-52

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Realized capital losses related to declines in fair value of investments that were considered to be other than temporary for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the years ended December 31,
	2012	2011	2010
Bonds, common and preferred stocks:	(in millions)
Structured securities	$(36)	$(37)	$(259)
Financial services	(42)	(38)	(65)
Consumer discretionary	(26)	(23)	(39)
Industrials	(35)	(7)	(24)
Energy	(30)	(22)	(4)
Other	(30)	(13)	(1)

Subtotal	(199)	(140)	(392)
Other investments:
Real estate and RE funds	(59)	(49)	(67)
Mortgage loans	(9)	-	(32)
Securities partnerships	-	-	(5)
Energy and transportation	-	(30)	-

Subtotal	(68)	(79)	(104)

Total	$(267)	$(219)	$(496)

In addition to the realized capital losses above, $42 million, $30 million and $23 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2012, 2011 and 2010, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is included in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

Other-than-temporary valuation adjustments on structured securities for the years ended December 31, 2012, 2011 and 2010, including the circumstances of the adjustment, were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)
Intent to sell	$-	$-	$(45)

Present value of cash flows expected to be collected is less than amortized cost basis	(36)	(37)	(214)

	$(36)	$(37)	$(259)

At December 31, 2012, the Company continued to hold structured securities with aggregate statement values and fair values of $103 million and $108 million, respectively, for which other-than-temporary valuation adjustments totaling$243 million had been recognized since the adoption of Statement of Statutory Accounting Principle No. 43R, Loan-backed and Structured Securities (“SSAP 43R”) during 2009. These valuation adjustments were necessary because the present value of expected cash flows was less than the amortized cost of the security.

F-53

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the years ended December 31,
	2012	2011	2010
	(in millions)
Bonds	$165	$(89)	$(16)
Common and preferred stocks	10	(550)	1,286
Other investments	279	248	359

	454	(391)	1,629
Change in deferred taxes	(75)	178	(351)

Change in net unrealized capital gains (losses)	$379	$(213)	$1,278

Unrealized capital gains and losses include currency translation adjustments on foreign-denominated bonds and changes in the fair value of common stocks and other investments. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Net unrealized capital gains (losses) for the years ended December 31, 2012, 2011 and 2010 included $(323) million, $(204) million and $(265) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value had declined and remained below cost at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$5,388	$5,296	$(92)	$1,513	$1,198	$(315)
Common and preferred stocks	326	303	(23)	380	315	(65)

Total	$5,714	$5,599	$(115)	$1,893	$1,513	$(380)

F-54

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31, 2011
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$8,701	$8,198	$(503)	$3,134	$2,501	$(633)
Common and preferred stocks	2,034	1,786	(248)	408	303	(105)

Total	$10,735	$9,984	$(751)	$3,542	$2,804	$(738)

During 2012, the aggregate amount by which the fair value of bonds summarized above was below cost decreased, due primarily to a reduction in risk-free market interest rates and narrowing of market credit spreads. The vast majority of these bonds are current on contractual interest and principal payments and are otherwise performing according to their contractual terms at December 31, 2012. The decrease in the aggregate amount by which the fair value of common and preferred stocks was below cost was due primarily to market appreciation during 2012. Based on the results of the impairment review process described above, management considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2012 and 2011, the statement value of structured securities in an unrealized capital loss position for greater than 12 months were $219 million and $369 million, respectively, while structured securities in an unrealized capital loss position for less than 12 months were $10 million and $23 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2012 and 2011, the aggregate statement value of loaned securities was$0.8 billion and $1.2 billion, respectively, while the aggregate fair value of these loaned securities was$0.8 billion and $1.3 billion, respectively. All of the securities on loan at December 31, 2012 and 2011 were bonds.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2012 and 2011, securities lending collateral held by the Company was$0.8 billion and $1.3 billion, respectively, which is reported at amortized cost as described below. The offsetting liability of $0.8 billion and $1.3 billion, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statements of financial position at December 31, 2012 and 2011, respectively.

F-55

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The following table summarizes the terms of securities lending arrangements outstanding at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(in millions)
Open terms	$816	$917
30 days or less	-	80
31-60 days	-	334

Total	$816	$1,331

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2012 and 2011 were as follows:

	December 31,
	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)
30 days or less	$286	$286	$666	$666
31-60 days	18	18	2	2
61-90 days	60	60	67	67
91-120 days	14	14	115	115
121-180 days	110	110	61	61
181-365 days	4	4	126	127
1-2 years	244	246	176	175
2-3 years	25	25	107	102
Greater than 3 years	56	56	6	6

Total	$817	$819	$1,326	$1,321

At December 31, 2012, the consolidated statements of financial position included $365 million in bonds and $452 million in cash and temporary investments related to the collateral assets summarized above. At December 31, 2011, the consolidated statements of financial position included $848 million in bonds and $478 million in cash and temporary investments related to these collateral assets.

There were no securities on loan within the separate accounts at either December 31, 2012 or 2011.

F-56

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company uses derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company also uses derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The cash premium received by the Company at the inception of the contract is deferred until maturity of the contract or its exercise by the counterparty (if the term of the derivative is less than one year) or amortized over the life of the contract (if the term of the derivative is greater than one year).

The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using third-party or internally-developed pricing models.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support agreements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. At December 31, 2012 and 2011, the Company held $164 million and $243 million, respectively, of collateral under these agreements. The collateral is reported as cash and temporary investments in the consolidated statements of financial position, with a corresponding liability reflecting the Company’s obligation to return the collateral reported as other liabilities.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

F-57

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost (if any) in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2012, 2011 and 2010, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Foreign currency covers are used to mitigate foreign exchange risk pending settlement of executed trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. Foreign exchange gains or losses on these contracts are reported as an adjustment to the cost basis of the hedged foreign investment.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to five years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to thirteen years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds for U.S. dollar-denominated payments, based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

F-58

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency futures are used to mitigate the foreign exchange risk of investments in portfolios of foreign securities. Foreign currency futures obligate the Company to exchange a specified amount of a foreign currency at a specified rate on a future date.

Equity total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Fixed income futures replications are used in conjunction with the purchase of cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Fixed income futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was$0 and $9 million during 2012 and 2011, respectively.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Interest rate swap replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was$3 million and $7 million during 2012 and 2011, respectively.

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was$4 million and $(1) million during 2012 and 2011, respectively.

F-59

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity index futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was$0 and $17 million during 2012 and 2011, respectively.

Income Generation

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was$0 and $(18) million during 2012 and 2011, respectively.

F-60

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$10	$-	$137	$-
Interest rate swaps	52	-	-	14	-
Foreign exchange contracts:
Foreign currency swaps	999	20	(100)	22	(61)
Foreign currency covers	-	-	-	-	-
Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,441	67	-	67	-
Fixed income futures	811	5	-	5	-
Foreign exchange contracts:
Foreign currency forwards	871	1	(20)	1	(20)
Foreign currency futures	3	-	-	-	-
Equity contracts:
Equity total return swaps	101	-	(1)	-	(1)
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	138	-	(2)	-	(2)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	167	3	-	3	-

Income Generation:
Equity contracts:
Written equity call options (covered)	-	-	-	-	-

Total derivatives		$106	$(123)	$249	$(84)

	December 31, 2011
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$11	$-	$142	$-
Interest rate swaps	52	-	-	15	-
Foreign exchange contracts:
Foreign currency swaps	937	23	(79)	40	(41)
Foreign currency covers	11	-	-	-	-

F-61

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,354	81	-	81	-
Fixed income futures	2,880	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	1,496	38	(7)	38	(7)
Equity contracts:
Equity total return swaps	20	-	-	-	-
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	201	1	(3)	1	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	8	-
Fixed income futures	32	-	-	-	-
Equity contracts:
Equity total return swaps	182	2	-	2	-
Equity index futures	-	-	-	-	-

Income Generation:
Equity contracts:
Written equity call options (covered)	3	-	-	-	-

Total derivatives		$156	$(89)	$327	$(51)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Prior to 2012, the Company offset the statement values for derivatives executed with the same counterparty under the same master netting agreement. As of December 31, 2012, the Company began reporting statement value on a gross basis (i.e., as other investments and other liabilities) in the consolidated statements of financial position. Derivative investments reported as other investments and other liabilities at December 31, 2011 include a $41 million reclassification to conform with the new gross basis of reporting.

F-62

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31, 2012
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$30
Interest rate swaps	-	-	-
Foreign exchange contracts:
Foreign currency swaps	(22)	-	4
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(25)	-	(7)
Fixed income futures	45	(131)	-
Foreign exchange contracts:
Foreign currency forwards	(50)	24	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	(11)	-
Equity index futures	-	(5)	-
Credit contracts:
Purchased credit default swaps	(1)	-	(2)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	7	4

Equity contracts:
Equity total return swaps	2	33	-

Income Generation:
Equity contracts:
Written equity call options (covered)	-	-	-

Total derivatives	$(52)	$(83)	$29

F-63

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	For the year ended December 31, 2011
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$29
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	51	(28)	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(35)	-	(7)
Fixed income futures	(72)	(141)	-
Foreign exchange contracts:
Foreign currency forwards	29	(23)	-
Equity contracts:
Equity total return swaps	8	(11)	-
Equity index futures	2	(10)	-
Credit contracts:
Purchased credit default swaps	2	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed income futures	4	8	-
Equity contracts:
Equity total return swaps	(25)	15	-
Equity index futures	-	2	-

Income Generation:
Equity contracts:

Written equity call options (covered)	15	(1)	-

Total derivatives	$(21)	$(189)	$26

F-64

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	For the year ended December 31, 2010
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$27
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	(21)	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	7	-	(6)
Fixed income futures	36	(31)	-
Foreign exchange contracts:
Foreign currency forwards	(8)	(12)	-
Equity contracts:
Equity total return swaps	(7)	(26)	-
Equity index futures	(2)	(23)	-
Credit contracts:
Purchased credit default swaps	3	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed income futures	(3)	3	-
Equity contracts:
Equity total return swaps	25	4	(1)
Equity index futures	-	(2)	-

Income Generation:
Equity contracts:
Written equity call options (covered)	(15)	-	-

Total derivatives	$15	$(87)	$24

F-65

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(in millions)
Life insurance reserves	$133,545	$125,983
Annuity reserves	5,572	5,262
Disability and long-term care unpaid claims and claim reserves	4,422	4,254
Disability and long-term care active life reserves	3,538	3,009
Deposit funds	2,522	2,409

Total reserves for policy benefits	$149,599	$140,917

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2012, the Company had $1.4 trillion of total life insurance in force, including$9.0 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated in pricing and use mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

As of January 1, 2010, the Company implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of basic and deficiency reserves for term life insurance policies issued during 2006 and 2005. This change in reserve valuation basis resulted in a $131 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2010.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

F-66

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Each year, the Company must perform asset adequacy testing to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. This testing resulted in an additional increase in certain life insurance reserves of $1 million, $1 million and $0 for the years ended December 31, 2012, 2011 and 2010, respectively. These reserve increases were reported as an increase in reserves in the consolidated statements of operations.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statements of operations.

At December 31, 2012 and 2011, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit liabilities were as follows:

	December 31,
	General Account		Separate Accounts		Total
	2012	2011	2012	2011	2012	2011
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$839	$914	$-	$-	$839	$914
- at book value less surrender charge of 5% or more	577	575	-	-	577	575
- at fair value	-	-	12,548	10,808	12,548	10,808
- at book value without adjustment	4,123	3,873	-	-	4,123	3,873
Not subject to discretionary withdrawal	2,555	2,309	3,771	3,286	6,326	5,595

Total annuity reserves and deposit liabilities	$8,094	$7,671	$16,319	$14,094	$24,413	$21,765

Asset adequacy testing resulted in an additional increase in annuity reserves of $13 million, $33 million and $10 million for the years ended December 31, 2012, 2011 and 2010, respectively.

F-67

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

These reserve increases were reported as an increase in reserves in the consolidated statements of operations.

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 4.00% to 4.50%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.4 billion and $4.3 billion at December 31, 2012 and 2011, respectively. Changes in these reserves for the years ended December 31, 2012 and 2011 were as follows:

	For the year ended December 31,
	2012	2011
	(in millions)
Balance at January 1	$4,254	$4,098
Incurred related to:
Current year	647	590
Prior years	76	93

Total incurred	723	683

Paid related to:
Current year	(22)	(20)
Prior years	(533)	(507)

Total paid	(555)	(527)

Balance at December 31	$4,422	$4,254

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.00% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued from March 2002 through September 2010, minimum reserves are based on valuation interest rates of 4.00% or 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For policies issued after September

F-68

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

2010, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

For valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and assumptions regarding interest rates and claim costs were adjusted to reflect current expectations. These changes in reserve valuation bases resulted in a $59 million increase in reserves that is reported as a direct decrease to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2012.

Asset adequacy testing resulted in an additional increase in long-term care reserves of $165 million for the year ended December 31, 2012. The reserve increase was reported as an increase in reserves in the consolidated statements of operations. There were no additions to long-term care reserves related to asset adequacy testing for either of the years ended December 31, 2011 or 2010.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment, through a payment plan consisting of a series of scheduled payments or by deposit of the proceeds (if$20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). If the beneficiary does not affirmatively choose either the second or third option above, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chooses a Northwestern Access Fund account, the beneficiary receives negotiable drafts that they can use to access the balance in this account at their discretion. The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was$0.8 billion and $0.9 billion at December 31, 2012 and 2011, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.02% to 3.50% during 2012 and 0.01% to 3.50% during 2011. The Company does not charge beneficiaries any fee to establish or maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported as an asset in the consolidated statements of financial position.

F-69

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Deferred and uncollected premiums at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$221	$84	$212	$82
Ordinary renewal	2,112	1,727	2,026	1,666

Total deferred and uncollected premiums	$2,333	$1,811	$2,238	$1,748

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2012 and 2011 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2012	2011	2012	2011	2012	2011
	(in millions)
Subject to discretionary withdrawal	$4,969	$4,488	$12,548	$10,808	$17,517	$15,296
Not subject to discretionary withdrawal	—	—	3,771	3,286	3,771	3,286

Total separate account reserves	$4,969	$4,488	$16,319	$14,094	21,288	18,582

Non-policy liabilities					88	115

Total separate account liabilities					$21,376	$18,697

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2012 and 2011 was$62 million and $188 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. Because these benefits are only available upon the death of the annuitant or insured, reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $20 million and $19 million attributable to GMDB at December 31, 2012 and 2011, respectively.

F-70

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.8 billion, $1.8 billion and $1.7 billion for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts is reported as transfers to separate accounts in the consolidated statements of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

	For the year ended December 31,
	2012	2011	2010
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,982	$1,909	$1,819
Transfers from separate accounts	(1,490)	(1,428)	(1,437)

Net transfers to separate accounts	$492	$481	$382

F-71

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $130 million and $145 million to the qualified employee retirement plan during the years ended December 31, 2012 and 2011, respectively.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees may pay premiums to offset a portion of the cost of the health plan.

Aggregate plan assets and projected benefit obligations of the defined benefit pension plans and postretirement benefit plans at December 31, 2012 and 2011, and changes in assets and obligations for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2012	2011	2012	2011
	(in millions)
Fair value of plan assets at January 1	$3,084	$2,992	$67	$73
Changes in plan assets:
Actual return on plan assets	411	20	9	-
Company contributions	130	145	-	-
Actual plan benefits paid	(80)	(73)	(6)	(6)

Fair value of plan assets at December 31	$3,545	$3,084	$70	$67

Projected benefit obligation at January 1	$3,720	$2,878	$498	$415
Changes in benefit obligation:
Service cost of benefits earned	131	100	38	26
Interest cost on projected obligations	166	164	21	23
Projected gross plan benefits paid	(97)	(89)	(24)	(23)
Projected Medicare Part D reimbursement	-	-	2	2
Experience losses	375	667	2	55

Projected benefit obligation at December 31	$4,295	$3,720	$537	$498

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which invests primarily in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

F-72

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

While significant exposure to public equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one issuer not to exceed 1% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments on a fair value basis at December 31, 2012 and 2011 were as follows:

	2012		2011
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Bonds	34%	33%	34%	35%
Equity securities	65%	60%	65%	63%
Other investments	1%	7%	1%	2%

Total assets	100%	100%	100%	100%

At each of December 31, 2012 and 2011, other investments are comprised of cash and temporary investments.

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future salary increases for active employees. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries with no assumption of future salary increases. The aggregate ABO for the defined benefit plans was$3.7 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

The PBO and ABO amounts above represent the estimated future benefit obligations due to vested participants only, as required by the statutory basis of accounting as of December 31, 2012. The estimated present value of additional future obligations for participants that have not yet vested in the defined benefit plans and the postretirement benefit plans at December 31, 2012 and 2011 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2012	2011	2012	2011
	(in millions)
PBO	$ 73	$ 87	$ 301	$ 302
ABO	61	60	-	-

F-73

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The assumptions used in estimating the projected benefit obligations at December 31, 2012, 2011 and 2010 and the net benefit cost for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation:
Discount rate	4.00%	4.50%	5.75%	4.00%	4.50%	5.75%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Net periodic benefit cost:
Discount rate	4.50%	5.75%	6.25%	4.50%	5.75%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	7.50%	7.50%	8.00%	7.50%	7.50%	8.00%

The long-term rate of return on plan assets is estimated assuming a target allocation of plan investments among asset classes, with expected returns by asset class based on several factors including economic projections, third-party research, long-term historical returns and correlations among asset classes. The Company currently anticipates that a long-term rate of return assumption of 6.75% will be used in the calculation of net periodic benefit cost beginning in 2013.

The PBO for postretirement benefits at December 31, 2012 assumed an annual increase in future retiree medical costs of 7.0%, grading down to 5.0% over four years and remaining level thereafter. At December 31, 2011, the comparable assumption was for an annual increase in future retiree medical costs of 7.5% grading down to 5.0% over five years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2012 by $63 million and net periodic postretirement benefit expense for the year ended December 31, 2012 by $8 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2012 and net periodic postretirement benefit expense for the year ended December 31, 2012 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. The new laws created an excise tax beginning in 2018 on health plans that have an aggregate value to the participants greater than a threshold amount. Absent any prospective changes to benefits under the plan, the potential future impact on the Company’s PBO for postretirement medical benefit of this new excise tax is estimated to be an increase of $47 million. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit. The Company previously recorded deferred tax assets based on the expectation of this tax benefit. As a result, the related deferred tax assets of $11 million were eliminated as a direct reduction of surplus for the year ended December 31, 2010 to reflect the expected future income tax on the subsidy.

F-74

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2012 and 2011:

	Defined Benefit Plans		Postretirement Benefit Plans
	2012	2011	2012	2011
	(in millions)
Fair value of plan assets	$3,545	$3,084	$70	$67
Projected benefit obligation	4,295	3,720	537	498

Funded status	(750)	(636)	(467)	(431)

Unrecognized net experience losses	1,620	1,509	180	188
Unrecognized prior service cost	1	1	(4)	(4)
Unrecognized initial net asset	(475)	(515)	-	-
Additional minimum liability	(73)	(37)	-	-
Nonadmitted asset	(920)	(851)	-	-

Financial statement liability	$ (597)	$ (529)	$ (291)	$ (247)

The projected benefit obligation for defined benefit plans shown above included $685 million and $584 million related to nonqualified, unfunded plans at December 31, 2012 and 2011, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 98% of the projected benefit obligations of these qualified plans at each of December 31, 2012 and 2011.

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in projected benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans. Unrecognized net experience losses primarily reflect the impact of reductions in the PBO discount rate, including a total of $1.2 billion of net experience losses related to reductions in the discount rate from 5.75% at December 31, 2010 to 4.00% at December 31, 2012.

Unrecognized initial net asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans at January 1, 2001. The Company has elected not to record a direct increase to surplus for this excess, electing instead to amortize this unrecognized initial net asset on a discretionary basis as a reduction of net periodic benefit cost until exhausted.

An additional minimum liability is required if a plan’s ABO exceeds plan assets or related financial statement liabilities. This additional liability was$73 million, $37 million and $14 million at December 31, 2012, 2011 and 2010, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

F-75

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statements of financial position.

The components of net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2012	2011	2010	2012	2011	2010
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$131	$100	$84	$38	$26	$26
Interest cost on projected obligations	166	164	154	21	23	21
Amortization of experience gains and losses	88	28	33	6	4	3
Amortization of initial net asset	(40)	-	(2)	-	-	-
Expected return on plan assets	(230)	(222)	(192)	(5)	(5)	(5)

Net periodic benefit cost	$115	$70	$77	$60	$48	$45

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2013 through 2022 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)
2013	$ 113	$ 23
2014	124	26
2015	137	29
2016	152	32
2017	168	35
2018-2022	1,147	233

Total	$ 1,841	$ 378

Effective January 1, 2013, the Company will adopt Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (“SSAP 92”) and Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (“SSAP 102”). These new statutory accounting standards will require that estimates of PBO and ABO include future benefit obligations due to non-vested participants. They will also require that the Company’s surplus as reported in the consolidated statements of financial position fully reflect any net liability related to the plans’ projected benefit obligations, reduced by the fair value of any plan assets, including unrecognized net experience losses and prior service costs. Based on the funded status of the plans at December 31, 2012, the Company estimates that the new standards will reduce surplus by approximately $742 million once fully implemented. The new standards permit the Company an election to recognize this surplus reduction over a period of up to ten years, an election that the Company expects to make. The decrease in surplus during 2013 is estimated to be approximately $124 million, with additional annual reductions in surplus ranging from $94 million to $55 million during 2014-2022.

F-76

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

On January 23, 2013, the Company’s Board of Trustees approved certain prospective amendments to defined pension benefits and postretirement benefits to be provided to employees for service beginning on January 1, 2014. These changes include an amendment of the benefit formula for the qualified employee defined benefit pension plan (and a related nonqualified employee defined benefit pension plan) to a hybrid cash balance formula. The accrued benefits for each participant under the current final average pay formula as of December 31, 2013 will be frozen and available to participants upon retirement. In addition, eligible participants will receive cash-balance credits to an account using the new formula beginning in 2014 based on age and years of service, as well as annual investment-related credits based on market interest rates and subject to a guaranteed minimum crediting rate. In addition, a second nonqualified employee defined benefit pension plan will be terminated, with accrued benefits as of January 1, 2014 also available to eligible participants upon retirement. The aggregate impact of these changes on the PBO for defined benefit plans as of January 31, 2013 is estimated to be approximately $355 million, which will be recorded as a direct increase in surplus during 2013. The Company does not expect to make a contribution to the defined benefit pension plan during 2013.

These Board-approved amendments also include an amendment of benefits provided to most participants of the employee postretirement medical plan that will limit the Company’s exposure to the annual medical inflation rate for benefits to 3%. Any annual increase in medical costs in excess of 3% will be passed on to these participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan will not impact any current plan participant age 65 or older on January 1, 2014. The impact of this amendment on the PBO for postretirement benefit plans as of January 31, 2013 is estimated to be approximately $150 million, which will be recorded as a direct increase in surplus during 2013.

The Company also sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2012, 2011 and 2010, the Company expensed total contributions to these plans of $33 million, $32 million and $31 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage for any single mortality risk. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at each of December 31, 2012 and 2011 was reported net of ceded reserves of $1.6 billion.

F-77

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)
Direct premium revenue	$16,258	$15,457	$14,984
Premiums ceded	(864)	(839)	(732)

Net premium revenue	$15,394	$14,618	$14,252

Direct benefit expense	$16,958	$15,999	$15,583
Benefits ceded	(603)	(495)	(375)

Net benefit expense	$16,355	$15,504	$15,208

In addition, the Company received $166 million, $169 million and $146 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2012 and 2011 that were considered by management to be uncollectible.

During 2010, the Company exercised its option to recapture previously ceded long-term care insurance business from two unaffiliated reinsurers. The effect on the Company’s financial statements from these recapture transactions was to increase investments by $67 million and policy benefit reserves by $100 million at December 31, 2010, with a related decrease in net income and surplus of $33 million for the year then ended.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc.
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual Capital, LLC	NML – CBO, LLC
Northwestern Mutual Wealth Management Company	NM GP Holdings, LLC
NM Pebble Valley, LLC	NM Investment Holdings, Inc.
Northwestern Mutual Real Estate Investments, LLC	Northwestern Mutual Registry, LLC
Northwestern Mutual MU TLD Registry, LLC

F-78

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense (benefit) in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 related to “ordinary” taxable income or loss were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)
Tax payable on ordinary income	$162	$99	$(33)
Tax credits	(116)	(116)	(185)
Increase (decrease) in contingent tax liabilities	(9)	23	(6)

Total current tax expense (benefit)	$37	$6	$(224)

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense of $171 million, $226 million and $139 million was included in net IMR deferrals for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense of $332 million, $252 million and $34 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company’s taxable income can vary significantly from pretax income as reported in the consolidated statements of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were 14%, 15% and 8% for the years ended December 31, 2012, 2011 and 2010, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized capital gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, changes in deferred tax assets related to nonadmitted assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds for prior year losses under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and changes in contingent tax liabilities for permanent items upon subsequent filing of tax returns.

F-79

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The Company made payments to the IRS for federal income taxes of $840 million, $460 million and $253 million during the years ended December 31, 2012, 2011 and 2010, respectively. Total federal income taxes paid (including refunds or overpayments applied) for tax years 2012, 2011 and 2010 of $993 million, $615 million and $298 million, respectively, are available as of December 31, 2012 for refund claims in the event of future tax losses.

Federal income tax returns for 2007 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes recoverable or payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”), at the respective reporting date.

Changes in contingent tax liabilities for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
	(in millions)
Balance at beginning of year	$436	$412
Change in accounting principle	7	-
Additions for tax positions of prior years	7	24
Reductions for tax positions of prior years	(16)	-

Balance at end of year	$434	$436

Included in contingent tax liabilities at December 31, 2012 and 2011 were $392 million and $394 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2012 balance are $12 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is only recorded if the Company believes that there is a greater than 50 percent likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50 percent or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50 percent of the total tax contingency, the total amount is established as a liability. Except for changes in accounting principle, changes in contingent tax liabilities are included in tax expense (benefit) in the year that such determination is made by management.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2012, 2011 and 2010, the Company recognized $(16) million, $16 million and $(28) million, respectively, in such interest-related tax expense (benefit). Contingent tax liabilities included $29 million and $43 million for the payment of interest at December 31, 2012 and 2011, respectively.

F-80

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus. The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$ 1,094	$ 1,050	$ 44
Investments	404	371	33
Policy benefit liabilities	1,947	1,867	80
Benefit plan obligations	598	547	51
Guaranty fund assessments	11	11	-
Other	95	93	2

Gross deferred tax assets	4,149	3,939	210

Nonadmitted deferred tax assets	(78)	(38)	(40)

Gross admitted deferred tax assets	4,071	3,901	170

Deferred tax liabilities:
Investments	780	824	(44)
Other	735	721	14

Gross deferred tax liabilities	1,515	1,545	(30)

Net deferred tax assets	$2,556	$2,356	$200

F-81

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Gross deferred tax assets at December 31, 2012 and 2011 included $3.7 billion and $3.8 billion, respectively, related to temporary differences that were ordinary in nature and $0.4 billion and $0.2 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2012 and 2011 included $0.7 billion and $0.9 billion, respectively, related to temporary differences that were ordinary in nature and $0.8 billion and $0.6 billion, respectively, related to temporary differences that were capital in nature. All gross deferred tax liabilities have been recognized at December 31, 2012 and 2011. The Company did not assume any benefit from future tax planning strategies in its valuation of gross deferred tax assets at either December 31, 2012 or 2011.

During 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes- Revised, A Temporary Replacement of SSAP No. 10 (“SSAP 10R”), initially effective for the years ended December 31, 2009 and 2010. During 2010, the NAIC extended the required use of SSAP 10R through December 31, 2011. SSAP 10R changed the calculation of the limit for gross deferred tax assets that can be admitted to surplus compared to previous guidance. SSAP 10R extended the reversal period for temporary differences from one year to three years and increased the level-of-surplus limitation from 10% to 15%, provided the insurer meets a minimum risk-based capital (“RBC”) level of 250%. At December 31, 2011, the Company exceeded the minimum RBC level required to use the new calculation under SSAP 10R.

If the Company had not qualified to use the new calculation, its gross deferred tax assets would have exceeded the previous limitation by $457 million at December 31, 2011, which would have reduced surplus in the consolidated statements of financial position at that date. Of this amount, $457 million was ordinary in nature.

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles No. 101 – Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 included a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2012 and expects to exceed this minimum during 2013. SSAP 101 also changed the recognition and measurement criteria for contingent tax liabilities. The adoption of SSAP 101 was reported as a change in accounting principle that resulted in a direct reduction in surplus of $15 million in the consolidated statements of changes in surplus for the year ended December 31, 2012. The adoption of SSAP 101 did not have a material impact on results of operations for the year ended December 31, 2012 compared to the years ended December 31, 2011 and 2010.

F-82

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Significant components of the calculation of net deferred tax assets at December 31, 2012 and 2011 were as follows (in millions):

	December 31, 2012			December 31, 2011			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,745	$404	$4,149	$3,765	$174	$ ,939	$(20)	$230	$210
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,745	404	4,149	3,765	174	3,939	(20)	230	210
Deferred tax assets nonadmitted	78	-	78	11	27	38	67	(27)	40

Subtotal net admitted deferred tax asset	3,667	404	4,071	3,754	147	3,901	(87)	257	170
Deferred tax liabilities	735	780	1,515	925	620	1,545	(190)	160	(30)

Net admitted deferred tax asset/liability	$2,932	$(376)	$2,556	$2,829	$(473)	$2,356	$103	$97	$200

	December 31, 2012			December 31, 2011			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$1,933	$235	$2,168	$1,062	$60	$1,122	$871	$175	$1,046
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	737	-	737	1,539	-	1,539	(802)	-	(802)
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	997	169	1,166	1,154	86	1,240	(157)	83	(74)

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,667	$404	$4,071	$3,755	$146	$3,901	$(88)	$258	$170

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$737			$1,539			$(802)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,032			$1,846			$186

Ratio percentage used to determine recovery period and threshold limitation amount			1022%			874%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$13,546			$12,309

F-83

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

11.	Frank Russell Company

The Company is the majority shareholder in Frank Russell Company (“Russell”), which provides investment products and services through 24 offices worldwide. At December 31, 2012 and 2011, the Company owned 92.6% and 93.4%, respectively, of the outstanding common stock of Russell, which was reported at$402 million and $418 million, respectively, in the consolidated statements of financial position.

The Company’s investment in Russell common stock is valued using a practice permitted by the OCI, based on the Company’s share of Russell’s audited GAAP-basis equity exclusive of any adjustment for unamortized acquisition goodwill in Russell’s GAAP-basis financial statements. Under Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), the Company’s statutory equity method valuation of its investment in Russell would be required to be reduced by its share of Russell’s GAAP goodwill. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statements of financial position would have been lower by $785 million and $772 million at December 31, 2012 and 2011, respectively, and net income as reported in the consolidated statements of operations would have been lower by $12 million, $13 million and $14 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company estimates the fair value of its Russell common stock ownership to be $1.5 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

The Company’s share of Russell’s operating results are accounted for under the statutory equity method, whereby the Company’s share of Russell’s GAAP net income and other changes in Russell’s GAAP common equity are reported as a change in net unrealized capital gains and losses. If accumulated earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized capital gains are reversed. The Company received common stock dividends from Russell in the amount of $23 million during each of the years ended December 31, 2012, 2011 and 2010, of which $2 million, $8 million and $23 million, respectively, was reported as net investment income in the consolidated statements of operations.

During 2008, the Company purchased, at par, $350 million of perpetual senior preferred stock issued by Russell. The senior preferred stock is callable under certain conditions and pays preferred dividends at a rate of 8.00%. The Company earned $28 million in dividends on Russell senior preferred stock for each of the years ended December 31, 2012, 2011 and 2010.

During 2009 and 2010, the Company purchased, at par, a total of $621 million of junior preferred stock issued by Russell. The junior preferred stock, including detachable warrants, is callable under certain conditions and pays preferred dividends at a rate of 10.00%, payable semi-annually. Of this amount, $44 million of junior preferred stock remained outstanding at each of December 31, 2012 and 2011. The Company earned $4 million, $4 million and $32 million in dividends on Russell junior preferred stock for the years ended December 31, 2012, 2011 and 2010, respectively.

During 2010, Russell sold its private equity business to an unaffiliated third party, resulting in an after-tax gain to Russell of $382 million, which was reported as an unrealized capital gain in the consolidated statements of changes in surplus for the year ended December 31, 2010. The after-tax proceeds of the sale were used by Russell to retire fixed-income notes, junior preferred stock and warrants issued to the Company by Russell.

F-84

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

During 2011, the Company entered into an agreement to purchase up to $50 million of fixed-income notes issued by Russell. At December 31, 2012 and 2011, $0 and $25 million, respectively, of fixed-income notes were outstanding and included in bonds in the consolidated statements of financial position. The notes bear interest at 4.79% and were fully repaid during 2012. The remaining unfunded commitment of $25 million was extended during 2012 and will expire on December 15, 2013.

During 2011, Russell entered into a revolving line of credit for up to $250 million with an unaffiliated lender that was guaranteed by the Company. This line of credit replaced a similar agreement that had expired on April 30, 2011. During 2012, this revolving line of credit was extended to December 1, 2013. The Company recorded revenue of $2.4 million and $1.7 million from Russell related to the guarantee of this credit facility during the years ended December 31, 2012 and 2011, respectively, which was included in net investment income in the consolidated statements of operations. Russell’s borrowings under these facilities were $170 million and $163 million at December 31, 2012 and 2011, respectively. See Note 12 for more information regarding the financial statement impact of guarantees and other commitments made by the Company.

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(in millions)
Common stock	$402	$418
Fixed income notes	—	25
Senior preferred stock	350	350
Junior preferred stock	42	42
Warrants	2	2

Total	$796	$837

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., the guarantee of Russell’s line of credit) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If these affiliates or financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-three years at December 31, 2012.

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles No. 5 – Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP 5R”). SSAP 5R requires the Company to recognize a financial statement liability for the estimated fair value of these guarantees. The adoption of SSAP 5R was reported as a change in accounting principle and resulted in a $5 million direct reduction of surplus in the consolidated statements of

F-85

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

changes in surplus for the year ended December 31, 2011. Prior to the adoption of SSAP 5R, the recognition of a financial statement liability was only required in circumstances where it was considered likely that performance under the guarantee would be required.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2012 and 2011, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees:

	December 31, 2012		December 31, 2011
Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)
Guarantees of future minimum compensation - financial representatives	$206	$3	$133	$2

Guarantees of operating leases - financial representatives	381	4	305	3

Guarantees of obligations of affiliates	175	—	168	1

Guarantees issued on behalf of wholly-owned subsidiaries	8	—	8	—

Total contingencies and guarantees	$770	$7	$614	$6

No payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense (in the case of guarantees to or on behalf of financial representatives) or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans or other investments. These commitments aggregated to $3.5 billion at December 31, 2012 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2012 and 2011. Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2012.

F-86

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

13.	Related Party Transactions

During 2011, the Company made capital contributions to unconsolidated subsidiaries through the transfer of certain investments from its general account. The aggregate statement value and fair value of investments transferred was$161 million and $205 million, respectively. These transactions were accounted for at the lower of statement value or fair value at the time of the transfer and did not have a material impact on the Company’s financial statements for the year ended December 31, 2011. No such transfers were made to unconsolidated subsidiaries during 2012.

14.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million in interest expense on the notes for each of the years ended December 31, 2012 and 2011, which is reported as a reduction of net investment income in the consolidated statements of operations. Cumulative interest of $266 million has been paid on the notes through December 31, 2012.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2012 and 2011.

F-87

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

15.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
			(in millions)
General account investment assets:
Bonds	$114,524	$126,278	$5,624	$118,636	$2,018
Mortgage loans	24,346	26,589	-	-	26,589
Policy loans	15,789	15,789	-	-	15,789
Common and preferred stocks	3,431	3,464	2,175	229	1,060
Derivative assets	106	249	5	244	-
Surplus note investments	127	175	-	175	-
Collateral loans	42	42	-	-	42
Cash and temporary investments	2,393	2,393	274	2,119	-
Separate account assets	21,376	21,376	19,731	1,352	293
General account liabilities:
Investment-type insurance reserves	$5,481	$5,256	$-	$-	$5,256
Liabilities for securities lending	816	816	-	816	-
Derivative liabilities	123	84	-	84	-
Separate account liabilities	21,376	21,376	19,731	1,352	293

F-88

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31, 2011
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
			(in millions)
General account investment assets:
Bonds	$103,753	$112,259	$5,598	$104,552	$2,109
Mortgage loans	22,804	24,463	-	-	24,463
Policy loans	15,147	15,147	-	-	15,147
Common and preferred stocks	6,429	6,460	5,107	274	1,079
Derivative assets	156	327	-	327	-
Surplus note investments	127	157	-	157	-
Collateral loans	43	43	-	-	43
Cash and temporary investments	2,421	2,421	1,994	1,227	-
Separate account assets	18,697	18,697	17,449	1,018	230

General account liabilities:
Investment-type insurance reserves	$5,321	$5,039	$-	$-	$5,039
Liabilities for securities lending	1,331	1,331	-	1,331	-
Derivative liabilities	89	51	-	51	-
Separate account liabilities	18,697	18,697	17,449	1,018	230

The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued by Company personnel based on internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company performs active quality control over fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge these third-party valuations or methods and require more observable inputs or different methodologies.

F-89

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated by Company personnel using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but which are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value based on internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

Except for exchange-traded futures contracts classified as level 1 financial instruments, the Company’s derivative assets and liabilities generally represent those traded in over-the-counter (“OTC”) markets for which fair value is estimated by Company personnel using industry-standard models with market-observable inputs such as swap yield curves, London Interbank Offered Rate (“LIBOR”) basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads.

Cash and Temporary Investments

Cash and temporary investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is based primarily on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships which the Company considers to approximate fair value.

F-90

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated by Company personnel based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the amortized cost basis of the liability to return collateral to approximate fair value.

Assets and liabilities that are reported at fair value at the end of one reporting period and are also reported at fair value at the end of the subsequent reporting period are considered to be measured at fair value on a recurring basis under SSAP 100. The following tables summarize assets and liabilities measured at fair value on a recurring basis in the consolidated statements of financial position at December 31, 2012 and 2011.

	December 31, 2012
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
General account common and preferred stocks	$2,175	$53	$609	$2,837
General account bonds	-	141	67	208
Derivative assets at fair value:
Equity total return swaps (investment replication)	-	3	-	3

Fixed income futures	5	-	-	5
Foreign currency forwards	-	1	-	1
Swaptions	-	67	-	67

Total derivative assets at fair value	5	71	-	76

Derivative liabilities at fair value:
Purchased credit default swaps	-	(2)	-	(2)
Foreign currency forwards	-	(20)	-	(20)
Equity total return swaps	-	(1)	-	(1)

Total derivative liabilities at fair value	-	(23)	-	(23)

Net derivatives at fair value	5	48	-	53

Separate accounts:
Mutual fund investments	17,727	-	-	17,727
Other benefit plan assets/liabilities	21	10	3	34
Pension and postretirement assets:
Bonds	100	1,049	28	1,177
Common and preferred stock	1,873	12	16	1,901
Cash and short term securities	15	271	-	286
Other assets/liabilities	(5)	10	246	251

Subtotal pension and postretirement assets	1,983	1,342	290	3,615

Total separate accounts	$19,731	$1,352	$293	$21,376

F-91

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31, 2011
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account common and preferred stocks	$5,107	$49	$602	$5,758
General account bonds	-	260	71	331
Derivative assets at fair value:
Purchased credit default swaps	-	1	-	1
Swaptions	-	81	-	81
Foreign currency forwards	-	38	-	38
Equity total return swaps	-	2	-	2

Total derivative assets at fair value	-	122	-	122

Derivative liabilities at fair value:
Purchased credit default swaps	-	(3)	-	(3)
Foreign currency forwards	-	(7)	-	(7)

Total derivative liabilities at fair value	-	(10)	-	(10)

Net derivatives at fair value	-	112	-	112

Separate accounts:
Mutual fund investments	15,510	-	-	15,510
Other benefit plan assets	26	8	2	36
Pension and postretirement assets:
Bonds	122	927	-	1,049
Common and preferred stock	1,796	14	15	1,825
Cash and short term securities	1	64	-	65
Other assets/liabilities	(6)	5	213	212

Subtotal pension and postretirement assets	1,913	1,010	228	3,151

Total separate accounts	$17,449	$1,018	$230	$18,697

The Company may reclassify assets reported at fair value on a recurring basis between levels of the SSAP 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2012 or 2011.

F-92

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2012 and 2011.

				Separate account pension and postretirement
For the year ended December 31, 2012	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stock	Other assets/liabilities	Total
	(in millions)

Fair value, beginning of period	$602	$71	$2	$-	$15	$213	$903

Realized gains/(losses)	16	(48)	-	-	-	18	(14)

Unrealized gains/(losses)	46	54	1	4	2	15	122

Issuances	-	-	-	-	-	-	-

Purchases	33	-	-	8	2	53	96

Sales	(53)	-	-	-	(1)	(53)	(107)

Settlements	(7)	(2)	-	-	(1)	-	(10)

Net discount/premium	-	-	-	-	-	-	-

Transfers into Level 3	4	1	-	16	-	-	21

Transfers out of Level 3	(32)	(9)	-	-	(1)	-	(42)

Fair value, end of period	$609	$67	$3	$28	$16	$246	$969

				Separate account pension and postretirement
For the year ended December 31, 2011	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stock	Other assets/liabilities	Total
	(in millions)

Fair value, beginning of period	$635	$189	$1	$7	$20	$194	$1,046

Realized gains/(losses)	(5)	(2)	-	1	2	17	13

Unrealized gains/(losses)	(14)	(9)	-	(5)	(1)	5	(24)

Issuances	-	-	-	-	-	10	10

Purchases	102	33	1	4	7	27	174

F-93

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Sales	(118)	(184)	-	(6)	(6)	(1)	(315)

Settlements	-	-	-	(1)	(3)	(39)	(43)

Net discount/premium	-	-	-	-	-	-	-

Transfers into Level 3	6	66	-	-	-	-	72

Transfers out of Level 3	(4)	(22)	-	-	(4)	-	(30)

Fair value, end of period	$602	$71	$2	$-	$15	$213	$903

The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for general account bonds, privately-placed equity and convertible securities classified as level 3 financial instruments at December 31, 2012.

	Fair Value (in millions)	Valuation Techniques	Significant Unobservable Inputs	Range			Weighted Average
General account bonds	$67	Broker quotes	Quoted prices	6.75	-	70.00	62.43
General account common and preferred stocks	$609	Sponsor valuations	EBITDA multiples	5.60	-	11.50	8.21
		Market comparables	EBITDA multiples	5.20	-	12.20	8.77
		Market comparables	Book Value multiples	1.20	-	1.31	1.26

F-94

Independent Auditor’s Report

To the Board of Trustees and Policyowners of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”), which are comprised of the consolidated statutory statements of financial position as of December 31, 2012 and 2011, and the related consolidated statutory statements of operations, and of changes in surplus, and of cash flows for each of the three years ended December 31, 2012.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S.Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of their operations or their cash flows for each of the three years ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Wisconsin described in Note 1.

February 27, 2013

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Network Edition Variable Annuity Contract	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(4)(a)(2)	Simplified-load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on May 31, 2001	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 28 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 16, 2006

(b)(4)(b)	Form of Group Combination Annuity Contract – Account C, NPV.1C. Referenced to Exhibit 4 to Form N-4 Post-Effective Amendment No. 9 for NML Variable Annuity Account C, File No. 2-89905-01, filed on October 28, 1991	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(4)(c)	Specimen Form of Group Annuity Contract – Account C, MP V 1C. Referenced to Exhibit 4 to Form S-1 Registration Statement for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 12, 1984	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 29 for NML Variable Annuity Account C, File No. 2-89905-01, filed on March 24, 2006
(b)(5)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No.2-89905-01, filed on April 26, 1996
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 10 for NML Variable Annuity Account C, File No. 333-133381, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006

(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Exhibit (b)(8)(h) to Form N-4 Post-Effective Amendment No. 25 for NML Variable Annuity Account A, File No. 333-72913, filed on February 21, 2013
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 24, 2013	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 24, 2013	Filed herewith

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2013

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner and CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President and Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Of Counsel Reinhart Boerner Van Deuren, sc 9590 North Upper River Road River Hills, WI 53217

James P. Hackett	President and CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

Gary A. Poliner	President and Chief Risk Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

John E. Schlifske	Chairman and CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Peter M. Sommerhauser	Attorney Godfrey & Kahn, SC 780 North Water Street Milwaukee, WI 53202-3590

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	Former President & CEO Bucyrus International, Inc. 5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2013

John E. Schlifske	Chairman and Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Senior Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
David D. Clark	Senior Vice President (Real Estate)
Jefferson V. DeAngelis	Senior Vice President (Public Markets)
Joann M. Eisenhart	Senior Vice President (Human Resources)
Christina H. Fiasca	Vice President (Product Finance)
Timothy J. Gerend	Vice President (Compliance/Best Practices)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Architect
John M. Grogan	Senior Vice President (Planning & Sales)
Thomas C. Guay	Vice President (Field Rewards)
Gary M. Hewitt	Vice President (Investment Risk Management)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Chief Risk Officer
J. Chris Kelly	Vice President and Controller
John L. Kordsmeier	Vice President (Strategic Philanthropy & Community Relations)
Jeffrey J. Lueken	Senior Vice President (Securities)
Jean M. Maier	Executive Vice President (Enterprise Operations and Technology)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Steven C. Mannebach	Vice President (Field Growth & Development)
Christian W. Mitchell	Vice President (Corporate Planning)
Gregory C. Oberland	Executive Vice President (Products, Sales & Marketing)
Kathleen A. Oman	Vice President (IT Relationship Management)
Gary A. Poliner	President
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President and Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Field Strategy & Services)
Tammy M. Roou	Vice President (Enterprise Risk Assurance)
Timothy G. Schaefer	Senior Vice President & Chief Information Officer
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Todd M. Schoon	Executive Vice President (Agencies)
David W. Simbro	Senior Vice President (Life & Annuity Products)
Steve P. Sperka	Vice President (Long Term Care)
Paul J. Steffen	Vice President (Agencies)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of April 1, 2013

Employee	Title

Lisa C. Gandrud	Senior Actuary
Gregory A. Gurlik	Senior Actuary
Jason T. Klawonn	VP-Actuary

Employee	Title
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director Product Compliance
Arthur V. Panighetti	Regulatory & Tax Actuary
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Mark S. Bishop	Regional VP-Field Supervision
Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development
Timothy Nelson	Regional VP
Daniel J. O’Meara	VP-Agency Development
Charles J. Pendley	VP-Agency Development

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
James M. Makowski	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax
Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
David K. Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration
Jeffrey P. Scholemer	Director-Field Supervision

Cynthia A. Criss	Director-Field Recruitment
David A. Eurich	Director-Field Training
Sarah L. N. Koenig	Director-Horizontal Growth
Arleen J. Llewellyn	Director-FR Engagement & Succession
Michael E. Pritzl	VP-Leadership Development
Kamilah D. Williams-Kemp	Director-Practice Management & Field Training

Lisa A. Cadotte	Director-Field System Financial Management
Robyn S. Cornelius	Director-Distribution Planning
Virginia E. Riesing	Director-Field Financial Consulting
Richard P. Snyder	Director-Field Compensation

Meg E. Jansky	VP-Field Services & Support
Kevin J. Konopa	Director-Client Management
Joanne M. Migliaccio	Director-Field Services & Support
Joseph Roblee	Director-Network Office Operations
David J. Writz	Director-Client Management

Karen A. Molloy	VP-Treasurer

Employee	Title

Pency P. Byhardt	Vice President Annuity Operations
Don P. Gehrke	Director-ICS Investment Operations
Dennis P. Goyette	Interim Director-Annuity Customer Service
Patricia J. Hillmann	Director-Annuity Customer Service
Lori A. Toner	Assistant Director Retail Investment Operations
Jeffrey B. Williams	NMIS and WMC Chief Compliance Officer

R. David Ells	VP-Investment Strategy

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Michael S. Treptow	Director-Investment Performance Management

Mark J. Backe	VP-Insurance & Operations Counsel
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Lisa Parrington	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Monica Riederer	Asst. General Counsel & Asst. Secretary
Kathleen H. Schluter	VP & Tax Counsel
Rodd Schneider	VP & Litigation and Distribution Counsel
Paul Scott	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason R. Handal	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development

Employee	Title
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support

Thomas R. Anderson	Director-Integrated Planning
Rebekah B. Barsch	VP-Market Strategy & Training
Barbara A. Bombaci	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankl	Regional Sales Director-East
William F. Grady, IV	Director-Advanced Planning
Debra L. Hagan	Director-Administration/Operations FSP
Patrick J. Horning	Director-Advanced Planning
Shawn P. Mauser	Regional Sales Director-South
Mac McAuliffe	Director-Regional Sales Development
John E. Muth	Director-Advanced Planning
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
David G. Stoeffel	Vice President
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Planning & Product Insurance Consultation
Stephanie Wilcox	Planning & Sales Admin/Integration
Brian D. Wilson	Regional Sales Director-Central
John K. Wilson	Regional Sales Director-West
Stanford A. Wynn	Director-Advanced Planning

Carrie L. Bleck	Director-Policyowner Services
Joseph R. Haselow	Director-Integrated Customer Operations Transformation
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stillwell	Director-Policyowner Services
Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director Policyowner Services

Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2013 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2013)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	92.63

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Arbor Oaks Ltd.(2)	Florida	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Highbrook International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2013)
Lydell, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NW Pipeline, Inc.(2)	Texas	100.00
NWM MF II Dental Care Holdings, LLC (2)	Delaware	100.00
NWM SEF I Anadarko Holdings, LLC (2)	Delaware	100.00
NWM SEF I Topaz Holdings, LLC (2)	Delaware	100.00
NWM SEF II BHG Holdings, LLC (2)	Delaware	100.00
NWM SEF II Bronco Holdings, LLC (2)	Delaware	100.00
NWM SEF II El Paso Holdings, LLC (2)	Delaware	100.00
NWM SEF II Encap Holdings, LLC (2)	Delaware	100.00
NWM SEF II M3 Holdings, LLC (2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2013)
NWM SEF II PVR Holdings, LLC (2)	Delaware	100.00
NWM SEF II RLG Holdings, LLC (2)	Delaware	100.00
NWM SEF III CVS Holdings, LLC (2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Travers International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Villas of St. Johns L.L.C.(2)	Florida	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2012, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2013, 405 variable annuity contracts issued in connection with NML Variable Annuity Account C were outstanding. 71 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 334 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2013, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Pency P. Byhardt	Vice President, Field Services and Support
Michael G. Carter	Director
Robyn C. Cornelius	Director, Distribution Planning
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Somayajulu V. Durvasula	Regional Vice President, Field Supervision
Michael S. Ertz	Vice President, Financial Planning and Product Development
Bradley L. Eull	Secretary, NMIS
David A. Eurichfin	Director, Field Training
Christina H. Fiasca	Senior Vice President, Agency Services
Anne A. Frigo	Director, Insurance Products Compliance
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Compliance/Best Practices
Mark J. Gmach	Regional Vice President, Field Supervision
John M. Grogan	Director, Senior Vice President, Financial Planning and Product Delivery
Thomas C. Guay	Vice President, Variable Life Underwriting and Issue
Jason R. Handal	Vice President, Advanced Markets
David P. Harley	Director, Retail Investment Operations
Patricia J. Hillman	Director, Annuity Customer Services
Gregory A. Jaeck	Director, Annuity Products
Robert J. Johnson	Director, Compliance/Best Practices
Todd M. Jones	Treasurer, Financial and Operations Principal
David D. Kiecker	Regional Vice President, Field Supervision
Kevin J. Konopa	Director, IPS Business Systems
Brady J. Flugaur	Assistant Director, Retail Investment Services; Registered Options and Securities Futures Principal (ROSFP); Municipal Securities Principal (MSP); Municipal Securities Rulemaking Board (MSRB) Primary Contact
Todd L. Laszewski	Director, Life Product Development
Steven C. Mannebach	Vice President, Field Growth and Development
Mac McAuliffe	National Sales Director
Mark E. McNulty	Director, NMIS Field Administration
Joanne M. Migliaccio	Director, Contract, License and Registration
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Variable Life Servicing
Daniel A. Riedl	Vice President, Chief Operating Officer
Jeffrey P. Schloemer	Director, Field Supervision Standards
Calvin R. Schmidt	Director, President and CEO, NMIS
Sarah R. Schneider	Director, Annuity Operations
Todd M. Schoon	Director, Executive Vice President, Agencies
Adam D. Seiden	Director, Field Growth and Development
David W. Simbro	Senior Vice President, Life and Annuity Products
Todd W. Smasal	Director, Human Resources
Richard P. Snyder	Director, Field Compensation and Accounting Services
Paul J. Steffen	Vice President, Agencies

Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President, Financial Planning and Product Delivery
William H. Taylor	Vice President, Financial Planning and Sales Support
Kellen A. Thiel	Director, Personal Investment Markets
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, FINRA Executive Representative
Robert J. Wright	Director, Strategic Partnerships and Product Support

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $31,439 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account C, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 24th day of April, 2013.

NML VARIABLE ANNUITY ACCOUNT C (Registrant)

By THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

Attest: /s/ RAYMOND J. MANISTA	By:/s/JOHN E. SCHLIFSKE
Raymond J. Manista,	John E. Schlifske,
General Counsel and Secretary	Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 24th day of April, 2013.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

Attest: /s/ RAYMOND J. MANISTA	By:/s/JOHN E. SCHLIFSKE
Raymond J. Manista,	John E. Schlifske,
General Counsel and Secretary	Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title
Chairman, Trustee and
/s/JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ David A. Erne*	Trustee
David A. Erne

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/Gary A. Poliner*	Trustee
Gary A. Poliner

/s/John E. Schlifske*	Trustee
John E. Schlifske

/s/ Peter M. Sommerhauser*	Trustee
Peter M. Sommerhauser

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By: /s/JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed on February 21, 2013.

Each of the signatures is affixed as of April 24, 2013.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 39 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 24, 2013	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 24, 2013	Filed herewith